United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23759

Thrivent ETF Trust

(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer

Thrivent ETF Trust

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders

(a)  A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)  Not applicable.

Thrivent Small-Mid Cap Equity ETF

TSME | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the Thrivent Small-Mid Cap Equity ETF (the Fund) for the 12 months ended September 30, 2025. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$70	0.65%

How did the Fund perform over the past 12 months?

For the 12 months ended September 30, 2025, the Fund earned a return of 13.88%, outperforming its peer group, the Morningstar Mid-Cap Blend category which returned 7.73%. The Fund's broad-based benchmark Russell 3000® Index earned a return of 17.41% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform since Inception?

	FundFootnote Reference1	Russell 3000® Index	Russell 2500® Index	S&P MidCap 400® ESG Index
10/5/2022	$10,000	$10,000	$10,000	$10,000
10/31/2022	$10,271	$10,213	$10,254	$10,324
11/30/2022	$10,764	$10,746	$10,687	$11,013
12/31/2022	$10,200	$10,117	$10,051	$10,403
1/31/2023	$11,295	$10,814	$11,056	$11,410
2/28/2023	$11,272	$10,561	$10,797	$11,229
3/31/2023	$10,765	$10,843	$10,392	$10,709
4/30/2023	$10,459	$10,959	$10,257	$10,586
5/31/2023	$10,089	$11,001	$10,077	$10,190
6/30/2023	$11,262	$11,753	$10,935	$11,160
7/31/2023	$11,772	$12,174	$11,479	$11,696
8/31/2023	$11,456	$11,939	$11,028	$11,331
9/30/2023	$10,765	$11,370	$10,412	$10,732
10/31/2023	$9,971	$11,069	$9,780	$10,119
11/30/2023	$10,937	$12,101	$10,660	$10,978
12/31/2023	$12,022	$12,743	$11,803	$11,982
1/31/2024	$11,733	$12,884	$11,494	$11,725
2/29/2024	$12,732	$13,581	$12,119	$12,269
3/31/2024	$13,459	$14,020	$12,619	$12,950
4/30/2024	$12,514	$13,403	$11,774	$12,084
5/31/2024	$13,079	$14,036	$12,264	$12,643
6/30/2024	$13,033	$14,470	$12,080	$12,457
7/31/2024	$13,882	$14,739	$12,977	$13,286
8/31/2024	$13,806	$15,060	$12,944	$13,248
9/30/2024	$14,233	$15,372	$13,137	$13,431
10/31/2024	$14,134	$15,259	$13,015	$13,290
11/30/2024	$15,604	$16,274	$14,296	$14,450
12/31/2024	$14,296	$15,777	$13,218	$13,344
1/31/2025	$14,801	$16,275	$13,687	$13,850
2/28/2025	$14,105	$15,963	$13,045	$13,317
3/31/2025	$12,934	$15,032	$12,227	$12,604
4/30/2025	$12,790	$14,931	$11,975	$12,266
5/31/2025	$13,676	$15,877	$12,691	$12,972
6/30/2025	$14,543	$16,684	$13,277	$13,482
7/31/2025	$15,570	$17,051	$13,533	$13,684
8/31/2025	$16,162	$17,446	$14,243	$14,236
9/30/2025	$16,208	$18,048	$14,472	$14,245
Footnote	Description
Footnote[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.

Individual Holdings

Top Contributors

Least Contributors

  Celestica Inc.

  Bel Fuse Inc. Class B

  Limbach Holdings, Inc.

  Saia, Inc.

  Bio-Techne Corporation

  Eastman Chemical Company

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Utilities

  Health Care

  Real Estate

  Energy

Average Annual Total Returns*	1 Year	Since Inception 10/5/22
Fund (NAV)Footnote Reference1	13.88%	17.53%
Russell 3000® Index	17.41%	21.84%
Russell 2500® Index	10.16%	13.16%
S&P MidCap 400® ESG Index	6.06%	12.57%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

Footnote	Description
Footnote[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.

1The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit https://www.thriventfunds.com/etfs/small-mid-cap-equity-etf.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$647,723,955	66	80%	$2,371,061

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Bel Fuse, Inc., Class B	3.1%
FTAI Aviation Ltd.	2.7%
CECO Environmental Corp.	2.7%
Modine Manufacturing Co.	2.4%
Kyndryl Holdings, Inc.	2.3%
Labcorp Holdings, Inc.	2.2%
Turning Point Brands, Inc.	2.1%
Limbach Holdings, Inc.	2.0%
nVent Electric plc	2.0%
Celestica, Inc.	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Industrials	26.6%
Information Technology	19.6%
Consumer Discretionary	17.7%
Financials	12.0%
Health Care	6.9%
Materials	5.9%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  Effective January 31, 2025, the Fund’s name changed from Thrivent Small-Mid Cap ESG ETF to Thrivent Small-Mid Cap Equity ETF. Additionally, the Fund no longer prioritizes identifying issuers with a demonstrated commitment to ESG policies, practices, and outcomes as a principal investment strategy, and ESG Selection Risk is no longer considered a principal risk factor.

  Effective October 3, 2025, the Fund transitioned from a semi-transparent structure, which did not disclose portfolio holdings daily, to a transparent structure, which does and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. As a result, Proxy Portfolio Risk, Tracking Error Risk, and other disclosures specific to a semi-transparent structure have been removed.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended September 30, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Small-Mid Cap Equity ETF

Annual Shareholder Report - September 30, 2025

Thrivent Core Plus Bond ETF

TCPB | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the Thrivent Core Plus Bond ETF (the Fund) for the period ended September 30, 2025. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$25	0.39%

How did the Fund perform since inception?

For the period from February 19, 2025 (inception) to September 30, 2025, the Fund earned a return of 5.38%, outperforming its peer group, the Morningstar Intermediate Core-Plus Bond category which returned 5.35%. The Fund's broad-based benchmark Bloomberg US Aggregate Bond Index earned a return of 5.34% over the same period.

The key factors that contributed to the Fund's performance since inception include:

How did the Fund perform since Inception?

	FundFootnote Reference1	Bloomberg US Aggregate Bond Index
2/19/2025	$10,000	$10,000
2/28/2025	$10,177	$10,198
3/31/2025	$10,176	$10,201
4/30/2025	$10,198	$10,241
5/31/2025	$10,131	$10,168
6/30/2025	$10,299	$10,324
7/31/2025	$10,286	$10,297
8/31/2025	$10,413	$10,420
9/30/2025	$10,538	$10,534
Footnote	Description
Footnote[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.

Individual Holdings

Top Contributors

Least Contributors

  Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 2.58%, 5/25/2032, Series K145, Class A2

  U.S. Treasury Bonds, 1.88%, 2/15/2041

  U.S. Treasury Bonds, 4.50%, 11/15/2054

  U.S. Treasury Bonds, 4.00%, 11/15/2042

  U.S. Treasury Bonds, 3.00%, 8/15/2048

  Uniform Mortgage-Backed Security, TBA, 4.50%, 4/1/2055

Asset Sector

Top Contributors

Least Contributors

  Mortgage-Backed Securities

  Financials

  U.S. Government & Agencies

  Communications Services

  Commercial Mortgage-Backed Securities

  Asset-Backed Securities

Average Annual Total Returns*	Since Inception 2/19/25
Fund (NAV)Footnote Reference1	5.38%
Bloomberg US Aggregate Bond Index	5.34%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

Footnote	Description
Footnote[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.

1The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit https://www.thriventfunds.com/etfs/core-plus-bond-etf.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$248,026,092	378	52%	$440,118

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, 02/15/28	3.9%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Class A2, 2.580%, 05/25/32	2.6%
Federal National Mortgage Association, 3.500%, 05/01/52	2.5%
Federal National Mortgage Association, 2.000%, 03/01/52	2.4%
Federal Home Loan Mortgage Corp., 5.500%, 11/01/54	2.3%
Federal Home Loan Mortgage Corp., 4.500%, 07/01/53	2.2%
U.S. Treasury Notes, 4.250%, 01/31/30	2.1%
Federal National Mortgage Association, 3.000%, 07/01/52	2.1%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	30.6%
U.S. Government & Agencies	18.0%
Financials	16.9%
Consumer Staples	5.3%
Asset-Backed Securities	4.3%
Utilities	3.4%
Consumer Discretionary	3.3%
Industrials	3.1%
Technology	3.0%
Energy	2.8%

Bond Quality Ratings (% of Net Assets)

Value	Value
NR	1.9%
CAA	0.2%
B	0.4%
BA	7.3%
BAA	24.9%
A	11.5%
AA	32.2%
AAA	3.7%
U.S. Gov't Guaranteed	17.9%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.5%
Short-Term Investments	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund since February 19, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended September 30, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the period ended September 30, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Core Plus Bond ETF

Annual Shareholder Report - September 30, 2025

Thrivent Ultra Short Bond ETF

TUSB | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the Thrivent Ultra Short Bond ETF (the Fund) for the period ended September 30, 2025. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$12	0.20%

How did the Fund perform since inception?

For the period from February 19, 2025 (inception) to September 30, 2025, the Fund earned a return of 3.18%, outperforming its peer group, the Morningstar Ultrashort Bond category which returned 2.98%. The Fund's broad-based benchmark Bloomberg US Aggregate Bond Index earned a return of 5.34% over the same period.

The key factors that contributed to the Fund's performance since inception include:

How did the Fund perform since Inception?

	FundFootnote Reference1	Bloomberg US Aggregate Bond Index	Bloomberg Short-Term Government/Corporate Index
2/19/2025	$10,000	$10,000	$10,000
2/28/2025	$10,036	$10,198	$10,017
3/31/2025	$10,069	$10,201	$10,055
4/30/2025	$10,080	$10,241	$10,092
5/31/2025	$10,133	$10,168	$10,120
6/30/2025	$10,183	$10,324	$10,159
7/31/2025	$10,230	$10,297	$10,190
8/31/2025	$10,279	$10,420	$10,238
9/30/2025	$10,318	$10,534	$10,279
Footnote	Description
Footnote[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes, 4.88%, 11/30/2025

  U.S. Treasury Notes, 5.00%, 8/31/2025

  U.S. Treasury Notes, 4.88%, 5/31/2026

  Tricolor Auto Securitization Trust, 5.12%, 1/16/2029, Series 2025-2A, Class A

  Bank of America Corp

  General Motors Financial Co. Inc

Asset Sector

Top Contributors

Least Contributors

  Financials

  Asset-Backed Securities

  U.S. Government & Agencies

  Collateralized Mortgage Obligations

  Basic Materials

  Commercial Mortgage-Backed Securities

Average Annual Total Returns*	Since Inception 2/19/25
Fund (NAV)Footnote Reference1	3.18%
Bloomberg US Aggregate Bond Index	5.34%
Bloomberg Short-Term Government/Corporate Index	2.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

Footnote	Description
Footnote[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.

1The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit https://www.thriventfunds.com/etfs/ultra-short-bond-etf.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$178,687,435	412	43%	$149,562

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, 05/31/26	5.1%
U.S. Treasury Notes, 1.375%, 08/31/26	2.1%
Goldman Sachs Group, Inc., 5.593%, 04/23/28	0.9%
JPMorgan Chase & Co., 5.040%, 01/23/28	0.8%
Corebridge Financial, Inc., 3.650%, 04/05/27	0.7%
Government National Mortgage Association REMICS, Class FM, 4.450%, 09/20/43	0.6%
Morgan Stanley, 3.591%, 07/22/28	0.6%
Ford Motor Credit Co. LLC, 6.950%, 03/06/26	0.6%
Barclays plc, 5.200%, 05/12/26	0.6%
Hyundai Capital America, 5.143%, 03/25/27	0.6%

Major Market Sectors (% of Net Assets)

Financials	32.1%
Asset-Backed Securities	23.3%
Consumer Discretionary	8.5%
U.S. Government & Agencies	7.2%
Consumer Staples	6.6%
Mortgage-Backed Securities	4.4%
Industrials	3.3%
Technology	2.5%
Utilities	1.9%
Collateralized Mortgage Obligations	1.6%

Bond Quality Ratings (% of Net Assets)

Value	Value
NR	2.0%
CAA	0.2%
BA	2.3%
BAA	30.8%
A	26.4%
AA	7.7%
AAA	23.2%
U.S. Gov't Guaranteed	7.4%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.7%
Short-Term Investments	2.3%

Material Fund Changes

This is a summary of certain changes of the Fund since February 19, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended September 30, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the period ended September 30, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Ultra Short Bond ETF

Annual Shareholder Report - September 30, 2025

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a) through (d)

The following table presents the aggregate fees billed by the registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended September 30, 2024 and fiscal year ended September 30, 2025, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by PwC during those periods.

Fiscal Year Ended	9/30/2024	9/30/2025

Audit Fees	$21,950	$67,800

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,881	$23,595

All Other Fees(3)	$0	$0

Total	$29,831	$91,395

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation. These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services. This payment was for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. These figures are also reported in the response to Item 4(g) below.

(e)

Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for preapproval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal period ended September 30, 2025 was for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ended September 30, 2024 and September 30, 2025 were $0 and $0 respectively. This figure is also reported in response to Item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)

Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has an audit committee which was established in accordance with Section 3(a)(58)(A) of the Exchange Act. The audit committee members are Janice B. Case, Robert J. Chersi, Arleas Upton Kea, Paul R. Laubscher, Robert J. Manilla, James A. Nussle, James W. Runcie, and Constance L. Souders.

(b)	Not applicable.

Item 6. Investments

(a)	Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

Financial Statements and Additional Information
September 30, 2025
Thrivent ETF Trust

Table of Contents

Report of Independent Registered Public Accounting Firm2
Schedule of Investments
Thrivent Core Plus Bond ETF3
Thrivent Small-Mid Cap Equity ETF12
Thrivent Ultra Short Bond ETF14
Statement of Assets and Liabilities26
Statement of Operations27
Statement of Changes in Net Assets28
Notes to Financial Statements29
Financial Highlights40
Federal Tax Information42
Changes in and Disagreements with Accountants (Item 8)43
Proxy Disclosures (Item 9)44
Remuneration Paid to Directors, Officers, and Others (Item 10)45
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Thrivent ETF Trust and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent ETF Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund
Thrivent Core Plus Bond ETF (2)
Thrivent Small-Mid Cap Equity ETF (1)
Thrivent Ultra Short Bond ETF (2)
(1) Statement of operations for the year ended September 30, 2025 and the statement of changes in net assets for the years ended September 30, 2025 and 2024
(2) Statement of operations and the statement of changes in net assets for the period February 19, 2025 (inception) through September 30, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 19, 2025

We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

PricewaterhouseCoopers LLP, 45 South 7th Street, Suite 3400, Minneapolis, Minnesota 55402 T: (612) 596 6000, www.pwc.com/us

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025

Principal Amount	Long-Term Fixed Income 101.1%	Value
Asset-Backed Securities 4.3%
	Affirm Asset Securitization Trust,
$314,895	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	$315,553
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	111,012
	AMSR Trust,
500,000	3.66%, 6/17/2042, Series 2025- SFR1, Class B [a]	475,638
	ARES LXXI CLO, Ltd.,
235,000	(TSFR3M + 1.700%), 6.03%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	235,453
	Avis Budget Rental Car Funding AESOP LLC,
275,000	5.24%, 8/20/2029, Series 2025-1A, Class B [a]	279,958
	Balboa Bay Loan Funding, Ltd.,
250,000	(TSFR3M + 2.250%), 6.58%, 1/20/2035, Series 2021-2A, Class CR [a],[b]	250,142
	Barings CLO, Ltd.,
750,000	(TSFR3M + 1.900%), 6.23%, 1/18/2035, Series 2021-3A, Class CR [a],[b]	749,974
	Barings Loan Partners CLO, Ltd.,
180,000	(TSFR3M + 1.650%), 5.98%, 1/20/2034, Series LP-2A, Class CR [a],[b]	179,959
	Battalion CLO IX, Ltd.,
1,000,000	(TSFR3M + 1.600%), 5.80%, 7/15/2031, Series 2015-9A, Class BRR [a],[b]	1,000,555
	Battalion CLO XXI, Ltd.,
1,000,000	(TSFR3M + 2.000%), 6.32%, 7/15/2034, Series 2021-21A, Class CR [a],[b]	999,966
	Chenango Park CLO, Ltd.,
250,000	(TSFR3M + 1.800%), 6.12%, 4/15/2030, Series 2018-1A, Class BR [a],[b]	250,234
	Dryden 72 CLO, Ltd.,
1,000,000	(TSFR3M + 1.650%), 5.86%, 5/15/2032, Series 2019-72A, Class BRR [a],[b]	1,002,076
	Dryden 78 CLO, Ltd.,
235,000	(TSFR3M + 1.730%), 6.05%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	235,342
	Hertz Vehicle Financing III LLC,
250,000	5.45%, 9/25/2029, Series 2025-1A, Class B [a]	252,621
750,000	5.59%, 12/26/2029, Series 2025-3A, Class B [a]	757,013
	Hotwire Funding LLC,
205,000	5.89%, 6/20/2054, Series 2024-1A, Class A2 [a]	208,468
	LCM 41, Ltd.,
500,000	(TSFR3M + 3.600%), 7.92%, 4/15/2036, Series 41A, Class D1R [a],[b]	502,098
Principal Amount	Long-Term Fixed Income 101.1%	Value
Asset-Backed Securities 4.3% – continued
	Madison Park Funding XXIV, Ltd.,
$500,000	(TSFR3M + 1.550%), 5.88%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	$500,285
	Park Blue CLO, Ltd.,
500,000	(TSFR3M + 2.180%), 6.51%, 4/20/2038, Series 2023-3A, Class CR [a],[b]	502,311
	Point Securitization Trust,
340,884	6.25%, 6/25/2055, Series 2025-1, Class A1 [a]	340,935
	RFS Asset Securitization V LLC,
400,000	6.05%, 5/15/2032, Series 2025-1, Class A [a]	402,072
	SLM Private Credit Student Loan Trust,
117,701	(TSFR3M + 0.662%), 4.70%, 6/15/2033, Series 2004-A, Class A3 [b]	117,289
	Veros Auto Receivables Trust,
289,227	5.31%, 9/15/2028, Series 2025-1, Class A [a]	290,277
	Vibrant CLO IV-R, Ltd.,
600,000	(TSFR3M + 1.650%), 5.98%, 10/20/2037, Series 2024-4RA, Class A2 [a],[b]	600,817
	Total	10,560,048
Basic Materials 1.5%
	Air Products & Chemicals, Inc.,
500,000	4.90%, 10/11/2032	513,332
	Anglo American Capital plc,
375,000	5.75%, 4/5/2034 [a]	393,578
	Cleveland-Cliffs, Inc.,
260,000	6.75%, 4/15/2030 [a]	264,136
	Eastman Chemical Co.,
250,000	5.00%, 8/1/2029	254,592
	FMC Corp.,
500,000	(CMT 5Y + 4.366%), 8.45%, 11/1/2055 [b]	527,692
	Georgia-Pacific LLC,
500,000	4.40%, 6/30/2028 [a]	504,273
	International Flavors & Fragrances, Inc.,
221,000	2.30%, 11/1/2030 [a]	197,743
	Methanex Corp.,
265,000	5.25%, 12/15/2029	264,609
	OCP SA,
300,000	6.88%, 4/25/2044	314,214
	Steel Dynamics, Inc.,
400,000	3.45%, 4/15/2030	385,167
	Total	3,619,336
Collateralized Mortgage Obligations 2.8%
	Cross Mortgage Trust,
213,109	6.42%, 4/25/2069, Series 2024-H2, Class A2 [a],[c]	215,276
	Flagstar Mortgage Trust,
704,918	2.50%, 8/25/2051, Series 2021-6INV, Class A4 [a],[b]	585,137
	GCAT Trust,
447,861	5.50%, 1/25/2054, Series 2024- INV1, Class 1A2 [a],[b]	449,978
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 101.1%	Value
Collateralized Mortgage Obligations 2.8% – continued
$596,823	6.50%, 1/25/2054, Series 2024- INV1, Class 2A2 [a],[b]	$609,149
	JP Morgan Mortgage Trust,
713,140	2.50%, 2/25/2052, Series 2021- INV7, Class A2A [a],[b]	593,762
	Morgan Stanley Residential Mortgage Loan Trust,
926,168	5.53%, 5/25/2070, Series 2025- NQM3, Class A1 [a],[b]	932,859
	PMT Loan Trust,
524,639	2.50%, 7/25/2051, Series 2021- INV1, Class A3 [a],[b]	435,821
500,000	5.50%, 5/25/2056, Series 2025- INV5, Class A12 [a],[b]	499,403
	PRET Trust,
94,882	4.00%, 8/25/2064, Series 2025- RPL2, Class A1 [a],[c]	91,885
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[c]	150,589
	Santander Mortgage Asset Receivable Trust,
750,000	5.07%, 8/25/2065, Series 2025- NQM5, Class A1 [a],[b]	749,534
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[c]	201,319
	Verus Securitization Trust,
360,425	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[c]	364,898
964,740	5.58%, 6/25/2070, Series 2025-5, Class A2 [a],[c]	970,429
	Total	6,850,039
Commercial Mortgage-Backed Securities 1.7%
	Bank,
100,000	6.03%, 3/15/2058, Series 2025- BNK49, Class AS [b]	105,978
400,000	2.14%, 3/15/2063, Series 2020- BN28, Class AS	351,405
	BBCMS Mortgage Trust,
500,000	5.99%, 5/15/2058, Series 2025- 5C34, Class AS [b]	521,190
500,000	5.59%, 7/15/2058, Series 2025-C35, Class A5 [b]	527,489
500,000	5.52%, 8/15/2058, Series 2025- 5C36, Class A3	521,924
500,000	5.38%, 9/15/2058, Series 2025- 5C37, Class AS [b]	511,376
	Benchmark Mortgage Trust,
225,000	6.09%, 4/15/2057, Series 2025-V14, Class AM [b]	235,395
	CSAIL Commercial Mortgage Trust,
484,000	2.56%, 3/15/2053, Series 2020-C19, Class A3	439,162
	Wells Fargo Commercial Mortgage Trust,
1,000,000	5.59%, 7/15/2058, Series 2025-5C5, Class A3	1,045,590
	Total	4,259,509
Principal Amount	Long-Term Fixed Income 101.1%	Value
Communication Services 2.4%
	AT&T, Inc.,
$375,000	5.40%, 2/15/2034	$389,755
250,000	5.15%, 2/15/2050	231,775
	CCO Holdings LLC/CCO Holdings Capital Corp.,
395,000	4.75%, 3/1/2030 [a]	379,029
	Charter Communications Operating LLC/Charter Communications Operating Capital,
500,000	5.05%, 3/30/2029	506,546
250,000	6.38%, 10/23/2035	261,907
250,000	5.85%, 12/1/2035	252,388
	Comcast Corp.,
250,000	4.95%, 5/15/2032	256,341
250,000	4.65%, 7/15/2042	226,874
	NTT Finance Corp.,
500,000	4.62%, 7/16/2028 [a]	504,944
500,000	5.50%, 7/16/2035 [a]	517,194
	Paramount Global,
250,000	7.88%, 7/30/2030	279,120
	T-Mobile USA, Inc.,
375,000	5.13%, 5/15/2032	385,934
375,000	3.00%, 2/15/2041	281,784
	Uber Technologies, Inc.,
500,000	4.80%, 9/15/2035	495,464
	VeriSign, Inc.,
375,000	5.25%, 6/1/2032	385,209
	Verizon Communications, Inc.,
500,000	5.25%, 4/2/2035	508,457
	Total	5,862,721
Consumer Discretionary 3.3%
	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.,
100,000	5.75%, 4/20/2029 [a]	100,383
	American Honda Finance Corp.,
500,000	5.15%, 7/9/2032	512,309
	Brightstar Lottery plc,
250,000	5.25%, 1/15/2029 [a]	248,877
	Delta Air Lines, Inc.,
500,000	4.95%, 7/10/2028	506,068
	Delta Air Lines, inc./ SkyMiles IP, Ltd.,
250,000	4.75%, 10/20/2028 [a]	251,406
	Flutter Treasury DAC,
400,000	5.88%, 6/4/2031 [a]	406,008
	Ford Motor Credit Co. LLC,
250,000	6.80%, 11/7/2028	261,014
500,000	5.73%, 9/5/2030	504,115
	General Motors Co.,
250,000	5.35%, 4/15/2028	255,789
	General Motors Financial Co., Inc.,
375,000	5.75%, 2/8/2031	390,692
375,000	5.63%, 4/4/2032	387,040
	Honda Motor Co., Ltd.,
1,000,000	4.44%, 7/8/2028	1,005,727
	Hyundai Capital America,
500,000	4.88%, 6/23/2027 [a]	504,335
500,000	6.20%, 9/21/2030 [a]	533,309
	Las Vegas Sands Corp.,
400,000	5.63%, 6/15/2028	408,940
250,000	6.00%, 8/15/2029	260,381
	Mattamy Group Corp.,
270,000	4.63%, 3/1/2030 [a]	260,591
	Resideo Funding, Inc.,
375,000	6.50%, 7/15/2032 [a]	384,339
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 101.1%	Value
Consumer Discretionary 3.3% – continued
	Royal Caribbean Cruises, Ltd.,
$370,000	6.25%, 3/15/2032 [a]	$381,995
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	202,527
	United Airlines Pass-Through Trust,
22,266	3.75%, 3/3/2028, Series 2014-2, Class A	22,073
	United Airlines, Inc.,
250,000	4.63%, 4/15/2029 [a]	246,172
	Yum! Brands, Inc.,
230,000	5.38%, 4/1/2032	230,864
	Total	8,264,954
Consumer Staples 5.3%
	AbbVie, Inc.,
500,000	5.60%, 3/15/2055	511,593
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
370,000	5.88%, 2/15/2028 [a]	369,918
	BAT Capital Corp.,
375,000	7.75%, 10/19/2032	438,231
	Becton Dickinson & Co.,
375,000	4.69%, 12/15/2044	335,835
	Block, Inc.,
500,000	6.00%, 8/15/2033 [a]	512,020
	Cigna Group,
500,000	4.88%, 9/15/2032	505,041
	Conagra Brands, Inc.,
600,000	4.85%, 11/1/2028	606,362
	CVS Health Corp.,
500,000	5.00%, 9/15/2032	506,118
375,000	5.05%, 3/25/2048	333,652
	Edgewell Personal Care Co.,
380,000	5.50%, 6/1/2028 [a]	379,187
	Elevance Health, Inc.,
500,000	6.38%, 6/15/2037	547,349
	Encompass Health Corp.,
380,000	4.75%, 2/1/2030	375,546
	GE HealthCare Technologies, Inc.,
50,000	6.38%, 11/22/2052	55,248
	HCA, Inc.,
375,000	5.50%, 3/1/2032	390,687
	Imperial Brands Finance plc,
500,000	4.50%, 6/30/2028 [a]	503,213
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
500,000	5.50%, 1/15/2036 [a]	510,605
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
500,000	6.38%, 2/25/2055 [a]	520,597
	Keurig Dr. Pepper, Inc.,
375,000	4.05%, 4/15/2032	358,322
	L'Oreal SA,
500,000	5.00%, 5/20/2035 [a]	514,761
	Mars, Inc.,
100,000	4.60%, 3/1/2028 [a]	101,223
50,000	5.65%, 5/1/2045 [a]	50,721
	McKesson Corp.,
500,000	4.65%, 5/30/2030	508,553
	PepsiCo, Inc.,
750,000	5.00%, 7/23/2035	763,986
Principal Amount	Long-Term Fixed Income 101.1%	Value
Consumer Staples 5.3% – continued
	Philip Morris International, Inc.,
$250,000	5.25%, 2/13/2034	$258,147
375,000	4.13%, 3/4/2043	320,542
	Post Holdings, Inc.,
365,000	6.25%, 2/15/2032 [a]	375,249
	Royalty Pharma plc,
500,000	5.20%, 9/25/2035	499,576
	Stryker Corp.,
250,000	5.20%, 2/10/2035	257,813
	Takeda Pharmaceutical Co., Ltd.,
375,000	5.30%, 7/5/2034	386,171
	UnitedHealth Group, Inc.,
375,000	5.88%, 2/15/2053	385,532
	Verisk Analytics, Inc.,
1,000,000	4.50%, 8/15/2030	1,003,002
	Total	13,184,800
Energy 2.8%
	BP Capital Markets America, Inc.,
375,000	3.00%, 3/17/2052	244,044
	Cheniere Energy Partners LP,
250,000	5.55%, 10/30/2035 [a]	255,403
	Columbia Pipelines Holding Co. LLC,
375,000	5.10%, 10/1/2031 [a]	380,787
	Coterra Energy, Inc.,
500,000	5.60%, 3/15/2034	513,985
	Devon Energy Corp.,
50,000	5.20%, 9/15/2034	49,784
	Diamondback Energy, Inc.,
500,000	6.25%, 3/15/2033	538,705
	DT Midstream, Inc.,
266,000	4.30%, 4/15/2032 [a]	254,417
	Energy Transfer LP,
375,000	5.70%, 4/1/2035	387,217
	EOG Resources, Inc.,
500,000	5.00%, 7/15/2032	511,597
	Hilcorp Energy I LP/Hilcorp Finance Co.,
395,000	6.00%, 4/15/2030 [a]	388,185
	Kinder Morgan, Inc.,
200,000	5.15%, 6/1/2030	206,316
375,000	5.45%, 8/1/2052	353,730
	ONEOK, Inc.,
500,000	6.35%, 1/15/2031	536,907
	Repsol E&P Capital Markets U.S. LLC,
500,000	5.20%, 9/16/2030 [a]	503,619
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
375,000	4.00%, 1/15/2032	355,629
	Var Energi ASA,
250,000	5.88%, 5/22/2030 [a]	259,949
	Venture Global LNG, Inc.,
255,000	7.00%, 1/15/2030 [a]	263,865
	Venture Global Plaquemines LNG LLC,
500,000	6.50%, 1/15/2034 [a]	526,329
	Williams Cos., Inc.,
500,000	4.63%, 6/30/2030	504,261
	Total	7,034,729
Financials 16.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
375,000	3.30%, 1/30/2032	345,335
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 101.1%	Value
Financials 16.9% – continued
	Agree LP,
$250,000	5.60%, 6/15/2035	$260,636
	Ally Financial, Inc.,
250,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	255,896
	American Express Co.,
500,000	(SOFRRATE + 1.790%), 5.67%, 4/25/2036 [b]	528,252
	American Homes 4 Rent LP,
250,000	4.95%, 6/15/2030	254,555
	American International Group, Inc.,
500,000	5.13%, 3/27/2033	514,362
	Ameriprise Financial, Inc.,
500,000	5.20%, 4/15/2035	509,331
	Aon Corp./Aon Global Holdings plc,
500,000	5.35%, 2/28/2033	522,017
	Apollo Debt Solutions BDC,
500,000	5.88%, 8/30/2030 [a]	508,774
	ARES Capital Corp.,
500,000	5.50%, 9/1/2030	506,092
	Ares Strategic Income Fund,
500,000	4.85%, 1/15/2029 [a]	494,810
	ARES Strategic Income Fund,
50,000	6.35%, 8/15/2029	51,796
	Australia & New Zealand Banking Group, Ltd.,
750,000	(CMT 1Y + 1.350%), 5.82%, 6/18/2036 [a],[b]	778,114
	Aviation Capital Group LLC,
75,000	5.13%, 4/10/2030 [a]	76,138
500,000	4.80%, 10/24/2030 [a]	499,542
	Avolon Holdings Funding, Ltd.,
375,000	5.75%, 11/15/2029 [a]	389,571
50,000	5.38%, 5/30/2030 [a]	51,289
250,000	4.95%, 10/15/2032 [a]	246,982
	Banco Santander SA,
400,000	(CMT 1Y + 1.450%), 5.54%, 3/14/2030 [b]	414,285
	Bank of America Corp.,
250,000	(CMT 5Y + 2.351%), 6.25%, 7/26/2030, Series UU [b],[d]	253,194
850,000	(SOFRRATE + 1.000%), 5.16%, 1/24/2031 [b]	877,272
750,000	(SOFRRATE + 1.830%), 4.57%, 4/27/2033 [b]	749,845
	Bank of Nova Scotia,
500,000	(SOFRRATE + 1.440%), 4.74%, 11/10/2032 [b]	505,621
	Barclays plc,
250,000	(SOFRRATE + 1.560%), 4.94%, 9/10/2030 [b]	253,716
250,000	(CMT 1Y + 3.500%), 7.44%, 11/2/2033 [b]	286,856
50,000	(SOFRRATE + 1.910%), 5.34%, 9/10/2035 [b]	50,722
	Belrose Funding Trust II,
500,000	6.79%, 5/15/2055 [a]	541,469
	Blackstone Holdings Finance Co. LLC,
500,000	6.20%, 4/22/2033 [a]	545,258
	Blue Owl Capital Corp.,
500,000	5.95%, 3/15/2029	509,664
	Blue Owl Technology Finance Corp.,
50,000	6.10%, 3/15/2028 [a]	50,643
Principal Amount	Long-Term Fixed Income 101.1%	Value
Financials 16.9% – continued
	BNP Paribas SA,
$250,000	(SOFRRATE + 1.450%), 4.79%, 5/9/2029 [a],[b]	$252,328
500,000	(SOFRRATE + 1.590%), 5.50%, 5/20/2030 [a],[b]	517,039
50,000	(SOFRRATE + 1.620%), 5.79%, 1/13/2033 [a],[b]	52,476
	BPCE SA,
500,000	(SOFRRATE + 1.581%), 5.39%, 5/28/2031 [a],[b]	512,972
	Brown & Brown, Inc.,
250,000	6.25%, 6/23/2055	263,069
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	503,501
	Citadel Securities Global Holdings LLC,
500,000	6.20%, 6/18/2035 [a]	525,238
	Citigroup, Inc.,
250,000	(SOFRRATE + 1.143%), 4.64%, 5/7/2028 [b]	251,729
375,000	(SOFRRATE + 1.338%), 4.54%, 9/19/2030 [b]	376,745
375,000	(SOFRRATE + 1.939%), 3.79%, 3/17/2033 [b]	356,244
250,000	(SOFRRATE + 1.488%), 5.17%, 9/11/2036 [b]	252,537
	Citizens Financial Group, Inc.,
50,000	(SOFRRATE + 1.259%), 5.25%, 3/5/2031 [b]	51,244
	CME Group, Inc.,
250,000	4.40%, 3/15/2030	252,799
	Cooperatieve Rabobank UA,
500,000	(CMT 1Y + 0.920%), 4.99%, 5/27/2031 [a],[b]	510,560
	COPT Defense Properties LP,
500,000	4.50%, 10/15/2030 [e]	496,703
	Corebridge Financial, Inc.,
500,000	6.05%, 9/15/2033	533,534
	Cousins Properties LP,
250,000	5.25%, 7/15/2030	256,022
	Credit Agricole SA,
500,000	(SOFRRATE + 1.460%), 5.22%, 5/27/2031 [a],[b]	512,915
	Deutsche Bank AG,
250,000	(SOFRRATE + 2.510%), 6.82%, 11/20/2029 [b]	267,415
250,000	(SOFRRATE + 1.720%), 5.30%, 5/9/2031 [b]	256,091
50,000	(SOFRRATE + 1.718%), 3.04%, 5/28/2032 [b]	45,674
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance,
650,000	5.95%, 9/17/2030 [a]	634,452
	Encore Capital Group, Inc.,
240,000	8.50%, 5/15/2030 [a]	254,867
	ERP Operating LP,
250,000	4.65%, 9/15/2034	247,043
	First Citizens BancShares, Inc.,
500,000	(CMT 5Y + 1.850%), 5.60%, 9/5/2035 [b]	498,679
	Fortitude Group Holdings LLC,
375,000	6.25%, 4/1/2030 [a]	389,362
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 101.1%	Value
Financials 16.9% – continued
	GGAM Finance, Ltd.,
$355,000	8.00%, 6/15/2028 [a]	$375,751
	Goldman Sachs Group, Inc.,
375,000	(SOFRRATE + 1.319%), 4.94%, 4/23/2028 [b]	379,390
250,000	(SOFRRATE + 1.380%), 5.54%, 1/28/2036 [b]	260,961
	Goldman Sachs Private Credit Corp.,
400,000	5.88%, 5/6/2028 [a]	405,947
	Healthcare Realty Holdings LP,
250,000	3.10%, 2/15/2030	235,217
	HPS Corporate Lending Fund,
500,000	5.30%, 6/5/2027 [a]	502,664
	HSBC Holdings plc,
250,000	(SOFRRATE + 1.460%), 5.55%, 3/4/2030 [b]	259,401
250,000	(SOFRRATE + 1.570%), 5.24%, 5/13/2031 [b]	257,263
500,000	(SOFRRATE + 1.960%), 5.74%, 9/10/2036 [b]	510,155
	Invitation Homes Operating Partnership LP,
250,000	4.15%, 4/15/2032	241,683
500,000	4.95%, 1/15/2033	502,426
	Iron Mountain, Inc.,
255,000	4.88%, 9/15/2029 [a]	251,034
	Jane Street Group/JSG Finance, Inc.,
245,000	6.13%, 11/1/2032 [a]	248,322
250,000	6.75%, 5/1/2033 [a]	259,659
	JPMorgan Chase & Co.,
550,000	(SOFRRATE + 0.800%), 4.92%, 1/24/2029 [b]	559,916
500,000	(SOFRRATE + 1.435%), 5.10%, 4/22/2031 [b]	516,560
500,000	(SOFRRATE + 1.260%), 2.96%, 1/25/2033 [b]	457,422
	KeyBank NA,
500,000	4.90%, 8/8/2032	496,374
	KeyCorp,
50,000	(SOFRINDEX + 2.420%), 6.40%, 3/6/2035 [b]	54,260
	Kilroy Realty LP,
250,000	2.65%, 11/15/2033	204,624
500,000	5.88%, 10/15/2035	506,654
	Lloyds Banking Group plc,
500,000	(CMT 1Y + 1.600%), 6.07%, 6/13/2036 [b]	524,852
	LPL Holdings, Inc.,
500,000	5.65%, 3/15/2035	509,431
	M&T Bank Corp.,
500,000	(SOFRRATE + 1.400%), 5.18%, 7/8/2031 [b]	512,053
	Macquarie Airfinance Holdings, Ltd.,
250,000	6.40%, 3/26/2029 [a]	263,279
	Mitsubishi UFJ Financial Group, Inc.,
200,000	(CMT 1Y + 1.170%), 5.16%, 4/24/2031 [b]	206,082
	Mizuho Financial Group, Inc.,
500,000	(CMT 1Y + 0.920%), 4.71%, 7/8/2031 [b]	505,886
	Morgan Stanley,
500,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	489,385
375,000	(SOFRRATE + 1.260%), 5.66%, 4/18/2030 [b]	391,580
Principal Amount	Long-Term Fixed Income 101.1%	Value
Financials 16.9% – continued
$375,000	(SOFRRATE + 1.510%), 5.19%, 4/17/2031 [b]	$387,222
250,000	(SOFRRATE + 1.757%), 5.66%, 4/17/2036 [b]	263,765
	NatWest Group plc,
500,000	(CMT 1Y + 1.050%), 5.12%, 5/23/2031 [b]	512,693
	Nippon Life Insurance Co.,
250,000	(CMT 5Y + 3.189%), 6.50%, 4/30/2055 [a],[b]	269,184
	Nomura Holdings, Inc.,
500,000	4.90%, 7/1/2030	507,105
	Omega Healthcare Investors, Inc.,
250,000	3.63%, 10/1/2029	239,866
250,000	5.20%, 7/1/2030	253,805
	Omnis Funding Trust,
250,000	6.72%, 5/15/2055 [a]	269,662
	Peachtree Corners Funding Trust II,
100,000	6.01%, 5/15/2035 [a]	104,971
	Phillips Edison Grocery Center Operating Partnership I LP,
500,000	5.25%, 8/15/2032	511,008
	PNC Financial Services Group, Inc.,
250,000	(SOFRRATE + 1.333%), 4.90%, 5/13/2031 [b]	255,298
100,000	(SOFRINDEX + 1.850%), 4.63%, 6/6/2033 [b]	99,240
	Pricoa Global Funding I,
500,000	4.70%, 5/28/2030 [a]	508,295
	Regency Centers LP,
250,000	5.25%, 1/15/2034	256,938
	Reinsurance Group of America, Inc.,
500,000	5.75%, 9/15/2034	522,739
	Santander Holdings USA, Inc.,
50,000	(SOFRRATE + 1.249%), 2.49%, 1/6/2028 [b]	48,788
100,000	(SOFRRATE + 1.610%), 5.47%, 3/20/2029 [b]	101,906
	Societe Generale SA,
250,000	(CMT 1Y + 2.550%), 6.45%, 1/10/2029 [a],[b]	260,288
250,000	(SOFRRATE + 1.420%), 5.25%, 5/22/2029 [a],[b]	254,213
750,000	(SOFRRATE + 1.730%), 5.44%, 10/3/2036 [a],[b],[e]	748,057
	Stellantis Financial Services U.S. Corp.,
250,000	5.40%, 9/15/2030 [a]	250,524
	Toronto-Dominion Bank,
500,000	(CMT 5Y + 2.721%), 6.35%, 10/31/2085 [b]	501,250
	Truist Financial Corp.,
500,000	(SOFRRATE + 1.309%), 5.07%, 5/20/2031 [b]	512,647
	U.S. Bancorp,
500,000	(SOFRRATE + 1.296%), 5.08%, 5/15/2031 [b]	514,163
	UBS Group AG,
150,000	(SOFRRATE + 3.730%), 4.19%, 4/1/2031 [a],[b]	148,297
500,000	(SOFRRATE + 3.920%), 6.54%, 8/12/2033 [a],[b]	551,542
	Ventas Realty LP,
250,000	5.10%, 7/15/2032	255,833
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 101.1%	Value
Financials 16.9% – continued
	Wells Fargo & Co.,
$500,000	(SOFRRATE + 1.790%), 6.30%, 10/23/2029 [b]	$529,581
250,000	(SOFRRATE + 1.500%), 5.15%, 4/23/2031 [b]	257,825
300,000	(SOFRRATE + 1.500%), 3.35%, 3/2/2033 [b]	279,262
	Total	41,967,473
Foreign Government 2.0%
	Brazil Government International Bonds,
400,000	6.63%, 3/15/2035	415,700
	Colombia Government International Bonds,
350,000	8.50%, 4/25/2035	387,275
	Costa Rica Government International Bonds,
300,000	7.00%, 4/4/2044	317,851
	Dominican Republic International Bonds,
450,000	6.95%, 3/15/2037 [a]	480,353
	Guatemala Government Bonds,
450,000	6.55%, 2/6/2037 [a]	473,641
	Ivory Coast Government International Bonds,
400,000	8.08%, 4/1/2036 [a]	413,560
	Mexico Government International Bonds,
250,000	5.38%, 3/22/2033	249,250
500,000	6.00%, 5/7/2036	510,925
	Oman Government International Bonds,
250,000	6.75%, 1/17/2048 [a]	274,408
	Paraguay Government International Bonds,
350,000	6.10%, 8/11/2044	357,914
	Peru Government International Bonds,
250,000	3.00%, 1/15/2034	216,875
	Republic of Uzbekistan International Bonds,
300,000	6.95%, 5/25/2032 [a]	322,712
	Serbia International Bonds,
300,000	6.00%, 6/12/2034 [a]	312,630
	Turkiye Government International Bonds,
250,000	6.88%, 3/17/2036	251,277
	Total	4,984,371
Industrials 3.1%
	Amrize Finance U.S. LLC,
100,000	4.95%, 4/7/2030 [a]	102,208
	Axon Enterprise, Inc.,
240,000	6.25%, 3/15/2033 [a]	247,031
	BAE Systems plc,
250,000	5.30%, 3/26/2034 [a]	259,061
	Ball Corp.,
240,000	6.00%, 6/15/2029	245,675
	Boeing Co.,
375,000	5.81%, 5/1/2050	374,649
375,000	6.86%, 5/1/2054	427,764
	Bombardier, Inc.,
350,000	8.75%, 11/15/2030 [a]	377,437
Principal Amount	Long-Term Fixed Income 101.1%	Value
Industrials 3.1% – continued
	Canadian Pacific Railway Co.,
$250,000	5.20%, 3/30/2035	$257,655
	Chart Industries, Inc.,
235,000	7.50%, 1/1/2030 [a]	244,573
	Eaton Capital ULC,
250,000	4.45%, 5/9/2030	252,591
	General Electric Co.,
250,000	4.30%, 7/29/2030	251,485
	Genesee & Wyoming, Inc.,
245,000	6.25%, 4/15/2032 [a]	248,955
	L3Harris Technologies, Inc.,
250,000	5.25%, 6/1/2031	260,249
	Molex Electronic Technologies LLC,
150,000	4.75%, 4/30/2028 [a]	151,469
	Northrop Grumman Corp.,
250,000	5.25%, 7/15/2035	258,782
	Parker-Hannifin Corp.,
375,000	4.20%, 11/21/2034	363,501
	Quikrete Holdings, Inc.,
245,000	6.38%, 3/1/2032 [a]	253,782
	Rand Parent LLC,
50,000	8.50%, 2/15/2030 [a]	51,953
	Regal Rexnord Corp.,
250,000	6.30%, 2/15/2030	265,075
	RTX Corp.,
250,000	6.10%, 3/15/2034	273,748
	Ryder System, Inc.,
500,000	4.85%, 6/15/2030	510,165
	Smurfit Kappa Treasury ULC,
375,000	5.44%, 4/3/2034	388,785
	Spirit AeroSystems, Inc.,
590,000	4.60%, 6/15/2028	589,242
	United Parcel Service, Inc.,
550,000	4.65%, 10/15/2030	561,592
	Wrangler Holdco Corp.,
360,000	6.63%, 4/1/2032 [a]	375,372
	Total	7,592,799
Mortgage-Backed Securities 30.6%
	Federal Home Loan Mortgage Corp.,
4,112,518	5.50%, 2/1/2040	4,205,412
4,821,919	2.50%, 3/1/2052	4,117,278
3,635,330	4.00%, 10/1/2052	3,444,199
747,800	5.00%, 11/1/2052	745,997
1,115,615	5.50%, 7/1/2053	1,136,791
5,500,932	4.50%, 7/1/2053	5,369,935
4,687,994	4.00%, 11/1/2053	4,464,232
5,711,110	5.50%, 11/1/2054	5,807,368
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
100,000	5.07%, 10/25/2028, Series K510, Class A2 [b]	102,703
1,575,000	5.00%, 11/25/2028, Series K512, Class A2	1,615,463
2,934,000	5.40%, 1/25/2029, Series K515, Class A2	3,043,351
1,091,277	4.80%, 5/25/2029, Series K522, Class A2	1,116,967
40,000	3.90%, 12/25/2030, Series K158, Class A2 [b]	39,597
600,000	2.07%, 1/25/2031, Series K126, Class A2	543,058
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 101.1%	Value
Mortgage-Backed Securities 30.6% – continued
$7,050,000	2.58%, 5/25/2032, Series K145, Class A2	$6,377,971
1,720,000	3.53%, 8/25/2032, Series K149, Class A2	1,644,305
3,095,000	4.35%, 1/25/2033, Series K-154, Class A2 [b]	3,101,525
1,472,829	5.15%, 12/25/2033, Series K-162, Class A2 [b]	1,549,151
	Federal Home Loan Mortgage Corp. REMICS,
750,000	5.25%, 3/25/2055, Series 5519, Class CL	743,274
	Federal National Mortgage Association,
7,302,503	2.00%, 3/1/2052	5,964,150
6,610,122	3.50%, 5/1/2052	6,080,800
5,747,941	3.00%, 7/1/2052	5,130,757
775,900	4.00%, 6/1/2053	733,315
1,090,845	6.00%, 9/1/2054	1,114,812
	Federal National Mortgage Association REMICS,
500,000	5.00%, 4/25/2055, Series 2025-15, Class BD	485,172
	Uniform Mortgage-Backed Security, TBA,
1,300,000	5.00%, 10/1/2039	1,313,390
1,300,000	5.50%, 10/1/2039	1,328,538
1,075,000	4.50%, 10/1/2055	1,042,597
3,550,000	5.00%, 10/1/2055	3,520,383
	Total	75,882,491
Technology 3.0%
	Accenture Capital, Inc.,
375,000	4.50%, 10/4/2034	369,834
	Broadcom, Inc.,
375,000	4.20%, 10/15/2030	374,360
375,000	3.42%, 4/15/2033 [a]	347,053
375,000	3.50%, 2/15/2041 [a]	308,598
	Dell International LLC/EMC Corp.,
500,000	4.75%, 10/6/2032 [e]	497,765
250,000	4.85%, 2/1/2035	246,015
	Fiserv, Inc.,
450,000	3.50%, 7/1/2029	437,373
250,000	5.25%, 8/11/2035	252,660
	Foundry JV Holdco LLC,
375,000	5.88%, 1/25/2034 [a]	390,662
	Hewlett Packard Enterprise Co.,
500,000	4.15%, 9/15/2028	499,435
	Micron Technology, Inc.,
250,000	5.65%, 11/1/2032	262,358
250,000	5.88%, 2/9/2033	265,529
	Open Text Holdings, Inc.,
415,000	4.13%, 12/1/2031 [a]	383,790
	Oracle Corp.,
500,000	5.95%, 9/26/2055	498,462
	Paychex, Inc.,
375,000	5.10%, 4/15/2030	385,887
	QUALCOMM, Inc.,
750,000	4.50%, 5/20/2030	761,471
	Roper Technologies, Inc.,
375,000	4.90%, 10/15/2034	375,426
	Synopsys, Inc.,
400,000	5.15%, 4/1/2035	406,902
Principal Amount	Long-Term Fixed Income 101.1%	Value
Technology 3.0% – continued
	Texas Instruments, Inc.,
$500,000	4.50%, 5/23/2030	$508,464
	Total	7,572,044
U.S. Government & Agencies 18.0%
	U.S. Treasury Bonds,
9,290,000	1.88%, 2/15/2041	6,530,943
4,675,000	4.63%, 11/15/2044	4,631,537
6,645,000	3.00%, 8/15/2048	4,996,209
9,880,000	4.50%, 11/15/2054	9,512,973
	U.S. Treasury Notes,
9,450,000	4.25%, 2/15/2028	9,583,998
5,075,000	4.25%, 1/31/2030	5,182,447
4,000,000	4.00%, 5/31/2030	4,046,875
300,000	4.25%, 8/15/2035	302,438
	Total	44,787,420
Utilities 3.4%
	Algonquin Power & Utilities Corp.,
500,000	(CMT 5Y + 3.249%), 4.75%, 1/18/2082 [b]	487,875
	American Electric Power Co., Inc.,
250,000	3.25%, 3/1/2050	167,568
500,000	(CMT 5Y + 1.940%), 6.05%, 3/15/2056, Series D [b]	500,703
	Calpine Corp.,
675,000	4.50%, 2/15/2028 [a]	672,152
	Capital Power U.S. Holdings, Inc.,
500,000	5.26%, 6/1/2028 [a]	509,501
	DTE Energy Co.,
375,000	5.20%, 4/1/2030	386,402
	Duke Energy Corp.,
600,000	5.80%, 6/15/2054	606,166
375,000	(CMT 5Y + 2.588%), 6.45%, 9/1/2054 [b]	396,104
	Eskom Holdings,
350,000	6.35%, 8/10/2028 [a]	359,282
	Evergy Kansas Central, Inc.,
375,000	4.70%, 3/13/2028	379,580
	Exelon Corp.,
375,000	5.88%, 3/15/2055	381,507
	FirstEnergy Corp.,
500,000	4.85%, 7/15/2047, Series C	442,579
	Florida Power & Light Co.,
375,000	5.30%, 6/15/2034	391,185
	NiSource, Inc.,
250,000	5.35%, 7/15/2035	255,257
375,000	4.38%, 5/15/2047	315,670
	NRG Energy, Inc.,
375,000	5.25%, 6/15/2029 [a]	373,786
	Public Service Enterprise Group, Inc.,
300,000	4.90%, 3/15/2030	306,647
	San Diego Gas & Electric Co.,
250,000	5.40%, 4/15/2035	258,179
	Southern Power Co.,
375,000	4.25%, 10/1/2030, Series A	372,739
	Xcel Energy, Inc.,
500,000	4.75%, 3/21/2028	506,167
375,000	3.50%, 12/1/2049	268,982
	Total	8,338,031
	Total Long-Term Fixed Income (Cost $244,652,302)	250,760,765
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025

Shares or Principal Amount	Short-Term Investments 1.6%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
3,848,427	4.09% [f]	$3,848,427
	Total Short-Term Investments (Cost $3,848,427)	3,848,427
	Total Investments (Cost $248,500,729) 102.7%	$254,609,192
	Other Assets and Liabilities, Net (2.7%)	(6,583,100)
	Total Net Assets 100.0%	$248,026,092

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2025, the value of these investments was $52,697,643 or 21.2% of total net assets.

b
Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c
Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2025.

d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e	Denotes investments purchased on a when-issued or delayed- delivery basis.
f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
CME	–	Chicago Mercantile Exchange
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
CMT 5Y	–	Constant Maturity Treasury Yield 5 Year
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR3M	–	CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,137,702
Gross unrealized depreciation	(58,044)
Net unrealized appreciation (depreciation)	$6,079,658
Cost for federal income tax purposes	$248,529,534
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of September 30, 2025
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Thrivent Core Plus Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	10,560,048	—	10,560,048	—
Basic Materials	3,619,336	—	3,619,336	—
Collateralized Mortgage Obligations	6,850,039	—	6,850,039	—
Commercial Mortgage-Backed Securities	4,259,509	—	4,259,509	—
Communication Services	5,862,721	—	5,862,721	—
Consumer Discretionary	8,264,954	—	8,264,954	—
Consumer Staples	13,184,800	—	13,184,800	—
Energy	7,034,729	—	7,034,729	—
Financials	41,967,473	—	41,967,473	—
Foreign Government	4,984,371	—	4,984,371	—
Industrials	7,592,799	—	7,592,799	—
Mortgage-Backed Securities	75,882,491	—	75,882,491	—
Technology	7,572,044	—	7,572,044	—
U.S. Government & Agencies	44,787,420	—	44,787,420	—
Utilities	8,338,031	—	8,338,031	—
Short-Term Investments	3,848,427	3,848,427	—	—
Total Investments at Value	$254,609,192	$3,848,427	$250,760,765	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of September 30, 2025

Shares	Common Stock 98.2%	Value
Consumer Discretionary 17.7%
24,156	Burlington Stores, Inc. [a]	$6,147,702
77,388	Champion Homes, Inc. [a]	5,910,121
56,375	Churchill Downs, Inc.	5,468,939
26,861	Group 1 Automotive, Inc.	11,751,956
40,009	Installed Building Products, Inc.	9,868,620
110,163	Modine Manufacturing Co. [a]	15,660,772
110,463	Patrick Industries, Inc.	11,425,188
114,371	SharkNinja, Inc. [a]	11,797,369
22,427	TopBuild Corp. [a]	8,765,817
144,308	Tractor Supply Co.	8,206,796
327,404	Universal Technical Institute, Inc. [a]	10,657,000
150,704	Viking Holdings, Ltd. [a]	9,367,761
	Total	115,028,041
Consumer Staples 4.0%
21,826	Casey's General Stores, Inc.	12,338,674
135,822	Turning Point Brands, Inc.	13,427,363
	Total	25,766,037
Financials 12.0%
91,320	Arch Capital Group, Ltd.	8,285,464
55,213	ARES Management Corp. Class A	8,828,007
155,501	Enterprise Financial Services Corp.	9,015,948
53,787	Federal Agricultural Mortgage Corp. Class C	9,035,140
12,139	Kinsale Capital Group, Inc.	5,162,231
246,777	Old Republic International Corp.	10,480,619
212,853	OneMain Holdings, Inc.	12,017,680
53,180	Raymond James Financial, Inc.	9,178,868
113,164	Triumph Financial, Inc. [a]	5,662,727
	Total	77,666,684
Health Care 6.9%
150,000	Bio-Techne Corp.	8,344,500
67,233	HealthEquity, Inc. [a]	6,371,671
49,664	Labcorp Holdings, Inc.	14,256,548
61,467	Merit Medical Systems, Inc. [a]	5,115,898
42,608	STERIS plc	10,542,924
	Total	44,631,541
Industrials 26.6%
50,842	Advanced Drainage Systems, Inc.	7,051,786
65,047	Arcosa, Inc.	6,095,554
57,019	Builders FirstSource, Inc. [a]	6,913,554
337,729	CECO Environmental Corp. [a]	17,291,725
222,241	Core & Main, Inc. Class A [a]	11,963,233
102,912	Federal Signal Corp.	12,245,499
105,307	FTAI Aviation, Ltd.	17,571,526
464,403	Gates Industrial Corp. plc [a]	11,526,483
16,143	ICF International, Inc.	1,498,070
26,931	IES Holdings, Inc. [a]	10,709,112
135,977	Limbach Holdings, Inc. [a]	13,206,086
435,728	LSI Industries, Inc.	10,287,538
132,439	nVent Electric plc	13,063,783
21,365	Quanta Services, Inc.	8,854,083
126,925	REV Group, Inc.	7,192,840
56,728	Ryder System, Inc.	10,701,170
20,204	Saia, Inc. [a]	6,048,270
	Total	172,220,312
Information Technology 19.6%
18,993	Appfolio, Inc. Class A [a]	5,235,610
142,845	Bel Fuse, Inc. Class B	20,144,002
Shares	Common Stock 98.2%	Value
Information Technology 19.6% – continued
51,874	Celestica, Inc. [a]	$12,780,716
91,869	Climb Global Solutions, Inc.	12,387,616
85,444	Coherent Corp. [a]	9,204,028
612,337	CompoSecure, Inc. Class A [a]	12,748,856
351,811	I3 Verticals, Inc. Class A [a]	11,419,785
26,657	InterDigital, Inc.	9,202,796
492,507	Kyndryl Holdings, Inc. [a]	14,789,985
45,841	Littelfuse, Inc.	11,873,278
24,769	Zebra Technologies Corp. Class A [a]	7,360,356
	Total	127,147,028
Materials 5.9%
435,636	Element Solutions, Inc.	10,964,958
34,806	Hawkins, Inc.	6,359,752
184,806	International Paper Co.	8,574,998
66,346	Knife River Corp. [a]	5,100,017
51,662	Steel Dynamics, Inc.	7,203,233
	Total	38,202,958
Real Estate 1.3%
54,556	Colliers International Group, Inc.	8,522,193
	Total	8,522,193
Utilities 4.2%
511,246	MDU Resources Group, Inc.	9,105,291
196,730	NiSource, Inc.	8,518,409
22,127	Talen Energy Corp. [a]	9,412,384
	Total	27,036,084
	Total Common Stock (Cost $531,217,769)	636,220,878

Shares or Principal Amount	Short-Term Investments 2.1%	Value
13,453,949	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.09% [b]	13,453,949
	Total Short-Term Investments (Cost $13,453,949)	13,453,949
	Total Investments (Cost $544,671,718) 100.3%	649,674,827
	Other Assets and Liabilities, Net (0.3%)	(1,950,872)
	Total Net Assets 100.0%	$647,723,955

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$111,175,163
Gross unrealized depreciation	(7,171,020)
Net unrealized appreciation (depreciation)	$104,004,143
Cost for federal income tax purposes	$545,670,684
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of September 30, 2025
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Thrivent Small-Mid Cap Equity ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$115,028,041	$115,028,041	$—	$—
Consumer Staples	25,766,037	25,766,037	—	—
Financials	77,666,684	77,666,684	—	—
Health Care	44,631,541	44,631,541	—	—
Industrials	172,220,312	172,220,312	—	—
Information Technology	127,147,028	127,147,028	—	—
Materials	38,202,958	38,202,958	—	—
Real Estate	8,522,193	8,522,193	—	—
Utilities	27,036,084	27,036,084	—	—
Short-Term Investments	13,453,949	13,453,949	—	—
Total Investments at Value	$649,674,827	$649,674,827	$—	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025

Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3%
	522 Funding CLO, Ltd.,
$186,213	(TSFR3M + 1.302%), 5.63%, 10/20/2031, Series 2018-3A, Class AR [a],[b]	$186,331
	Affirm Asset Securitization Trust,
84,113	5.22%, 12/17/2029, Series 2024-X2, Class A [a]	84,189
314,895	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	315,553
	American Credit Acceptance Receivables Trust,
191,608	4.81%, 9/12/2028, Series 2025-2, Class A [a]	191,901
471,207	4.73%, 1/12/2029, Series 2025-3, Class A [a]	472,248
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	111,012
	American Homes 4 Rent Trust,
372,665	3.73%, 10/17/2052, Series 2015- SFR2, Class A [a]	371,936
381,000	4.69%, 10/17/2052, Series 2015- SFR2, Class C [a]	380,148
	AmeriCredit Automobile Receivables Trust,
200,051	2.77%, 4/19/2027, Series 2022-1, Class B	199,765
	Amur Equipment Finance Receivables XI LLC,
252,861	5.30%, 6/21/2028, Series 2022-2A, Class A2 [a]	253,479
	Anchorage Capital CLO 8, Ltd.,
250,000	(TSFR3M + 1.462%), 5.78%, 10/27/2034, Series 2016-8A, Class AR2A [a],[b]	250,034
	Annisa CLO, Ltd.,
350,000	(TSFR3M + 1.500%), 5.83%, 7/20/2031, Series 2016-2A, Class BRR [a],[b]	350,070
	Apidos CLO XII, Ltd.,
470,000	(TSFR3M + 1.450%), 5.77%, 4/15/2031, Series 2013-12A, Class BRR [a],[b]	470,371
	Ares LII CLO, Ltd.,
252,344	(TSFR3M + 0.880%), 5.21%, 4/22/2031, Series 2019-52A, Class A1RR [a],[b]	252,307
	ARES LXXI CLO, Ltd.,
240,000	(TSFR3M + 1.700%), 6.03%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	240,462
	ARI Fleet Lease Trust,
32,718	5.41%, 2/17/2032, Series 2023-A, Class A2 [a]	32,767
	Atlas Senior Loan Fund XIII,
64,546	(TSFR3M + 1.342%), 5.67%, 4/22/2031, Series 2019-13A, Class A1NR [a],[b]	64,532
	Atlas Senior Loan Fund XV, Ltd.,
302,623	(TSFR3M + 1.220%), 5.54%, 10/23/2032, Series 2019-15A, Class A1R [a],[b]	302,925
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	AutoNation Finance Trust,
$249,003	4.72%, 4/10/2028, Series 2025-1A, Class A2 [a]	$249,603
	Avis Budget Rental Car Funding AESOP LLC,
541,667	2.02%, 2/20/2027, Series 2020-2A, Class A [a]	538,780
500,000	1.63%, 8/20/2027, Series 2021-1A, Class B [a]	490,426
500,000	1.66%, 2/20/2028, Series 2021-2A, Class A [a]	485,546
290,000	5.44%, 2/22/2028, Series 2023-3A, Class A [a]	294,217
	Barings CLO, Ltd.,
47,174	(TSFR3M + 1.252%), 5.58%, 1/20/2031, Series 2015-IA, Class AR [a],[b]	47,187
	Barings Loan Partners CLO, Ltd.,
400,000	(TSFR3M + 0.950%), 5.28%, 7/20/2033, Series LP-3A, Class AR2 [a],[b]	400,200
	BHG Securitization Trust,
95,843	1.42%, 11/17/2033, Series 2021-A, Class A [a]	94,825
	BlueMountain Fuji U.S. CLO II, Ltd.,
559,161	(TSFR3M + 1.262%), 5.59%, 10/20/2030, Series 2017-2A, Class A1AR [a],[b]	559,582
	BOF VII AL Funding Trust I,
77,428	6.29%, 7/26/2032, Series 2023- CAR3, Class A2 [a]	78,791
	Bridgecrest Lending Auto Securitization Trust,
1,000,000	4.73%, 2/15/2028, Series 2025-3, Class A2	1,001,696
	California Street CLO IX LP,
476,268	(TSFR3M + 1.362%), 5.68%, 7/16/2032, Series 2012-9A, Class AR3 [a],[b]	476,723
	Carlyle Global Market Strategies CLO, Ltd.,
318,702	(TSFR3M + 1.242%), 5.57%, 7/20/2031, Series 2015-1A, Class AR3 [a],[b]	318,900
490,000	(TSFR3M + 1.650%), 5.98%, 1/20/2032, Series 2015-5A, Class A2R3 [a],[b]	490,456
	CarMax Auto Owner Trust,
11,371	3.49%, 2/16/2027, Series 2022-2, Class A3	11,365
152,625	0.82%, 4/15/2027, Series 2021-4, Class A4	151,645
	CarVal CLO III, Ltd.,
240,516	(TSFR3M + 0.990%), 5.32%, 7/20/2032, Series 2019-2A, Class AR2 [a],[b]	240,594
	Carval CLO X-C, Ltd.,
250,000	(TSFR3M + 1.460%), 5.79%, 7/20/2037, Series 2024-2A, Class A [a],[b]	251,002
	Carvana Auto Receivables Trust,
880,782	1.03%, 6/10/2027, Series 2021-P3, Class A4	871,141
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	CCG Receivables Trust,
$250,000	4.48%, 10/14/2032, Series 2025-1, Class A2 [a]	$251,343
	CNH Equipment Trust,
414,501	0.70%, 5/17/2027, Series 2021-B, Class A4	413,792
	CoreVest American Finance, Ltd.,
365,000	1.71%, 12/15/2052, Series 2020-4, Class B [a]	361,648
	CPS Auto Receivables Trust,
441,960	4.71%, 3/15/2029, Series 2025-C, Class A [a]	443,094
	Dell Equipment Finance Trust,
500,000	4.68%, 7/22/2027, Series 2025-1, Class A2 [a]	502,401
	Dext ABS LLC,
147,899	6.56%, 5/15/2034, Series 2023-2, Class A2 [a]	149,022
	Dryden 55 CLO, Ltd.,
382,424	(TSFR3M + 1.282%), 5.60%, 4/15/2031, Series 2018-55A, Class A1 [a],[b]	382,537
	Dryden 78 CLO, Ltd.,
240,000	(TSFR3M + 1.730%), 6.05%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	240,349
	Dryden XXVI Senior Loan Fund,
110,816	(TSFR3M + 1.162%), 5.48%, 4/15/2029, Series 2013-26A, Class AR [a],[b]	110,884
	Eaton Vance CLO, Ltd.,
250,000	(TSFR3M + 1.512%), 5.84%, 1/20/2030, Series 2015-1A, Class A2R [a],[b]	250,000
264,000	(TSFR3M + 1.510%), 5.83%, 7/15/2037, Series 2019-1A, Class AR2 [a],[b]	264,748
	Enterprise Fleet Financing LLC,
363,468	5.74%, 12/20/2026, Series 2024-2, Class A2 [a]	365,243
375,313	3.27%, 1/20/2028, Series 2022-1, Class A3 [a]	375,172
87,845	5.76%, 10/22/2029, Series 2022-4, Class A2 [a]	88,267
95,868	5.23%, 3/20/2030, Series 2024-1, Class A2 [a]	96,686
	Exeter Automobile Receivables Trust,
591,068	4.45%, 3/15/2028, Series 2024-5A, Class A3	591,289
500,000	4.53%, 3/15/2028, Series 2025-4A, Class A2	500,556
163,104	6.32%, 5/15/2028, Series 2022-6A, Class C	163,774
249,533	6.21%, 6/15/2028, Series 2023-3A, Class C	250,897
500,000	5.57%, 9/15/2028, Series 2024-3A, Class B	502,727
	Fillmore Park CLO, Ltd.,
300,000	(TSFR3M + 1.602%), 5.92%, 7/15/2030, Series 2018-1A, Class A2 [a],[b]	300,107
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	First Investors Auto Owner Trust,
$176,999	3.13%, 5/15/2028, Series 2022-1A, Class C [a]	$176,259
231,199	6.44%, 10/16/2028, Series 2023-1A, Class A [a]	233,364
	FirstKey Homes Trust,
653,462	1.27%, 10/19/2037, Series 2020- SFR2, Class A [a]	650,412
750,000	1.97%, 10/19/2037, Series 2020- SFR2, Class D [a]	746,377
301,868	4.25%, 7/17/2038, Series 2022- SFR3, Class A [a]	300,886
315,726	1.54%, 8/17/2038, Series 2021- SFR1, Class A [a]	308,330
750,000	1.79%, 8/17/2038, Series 2021- SFR1, Class B [a]	732,487
	Flagship Credit Auto Trust,
545,000	1.59%, 6/15/2027, Series 2021-2, Class D [a]	537,278
213,298	5.22%, 12/15/2027, Series 2023-2, Class A3 [a]	213,487
	Flatiron CLO 21, Ltd.,
250,000	(TSFR3M + 1.360%), 5.69%, 10/19/2037, Series 2021-1A, Class A1R [a],[b]	250,659
	Ford Credit Auto Owner Trust,
258,143	1.56%, 5/15/2027, Series 2022-A, Class A4	256,924
133,000	5.30%, 3/15/2028, Series 2022-D, Class A4	134,445
100,000	1.61%, 10/17/2033, Series 2021-1, Class B [a]	98,435
	Galaxy XXVI CLO, Ltd.,
170,028	(TSFR3M + 1.170%), 5.37%, 11/22/2031, Series 2018-26A, Class AR [a],[b]	170,020
	GreatAmerica Leasing Receivables Funding LLC,
20,000	4.52%, 10/15/2027, Series 2025-1, Class A2 [a]	20,092
	GreenSky Home Improvement Issuer Trust,
63,551	5.12%, 3/25/2060, Series 2025-1A, Class A2 [a]	63,767
	Hertz Vehicle Financing III LLC,
240,000	6.15%, 3/25/2030, Series 2023-4A, Class A [a]	250,809
	Hertz Vehicle Financing III LP,
100,000	2.12%, 12/27/2027, Series 2021-2A, Class B [a]	97,147
	Hilton Grand Vacations Trust,
21,275	5.75%, 9/15/2039, Series 2024-1B, Class A [a]	21,620
	Home Partners of America Trust,
163,114	2.30%, 12/17/2026, Series 2021-2, Class B [a]	158,646
	HPEFS Equipment Trust,
140,000	6.48%, 1/21/2031, Series 2023-2A, Class C [a]	140,855
	Jamestown CLO XI, Ltd.,
113,985	(TSFR3M + 1.362%), 5.68%, 7/14/2031, Series 2018-11A, Class A1 [a],[b]	114,014
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	KKR CLO 11, Ltd.,
$61,181	(TSFR3M + 1.442%), 5.76%, 1/15/2031, Series 11, Class AR [a],[b]	$61,214
	KKR CLO 9, Ltd.,
14,845	(TSFR3M + 1.212%), 5.53%, 7/15/2030, Series 9, Class AR2 [a],[b]	14,845
	LCM 29, Ltd.,
133,918	(TSFR3M + 1.332%), 5.65%, 4/15/2031, Series 29A, Class AR [a],[b]	134,097
	LCM XVIII LP,
13,959	(TSFR3M + 1.282%), 5.61%, 4/20/2031, Series 18A, Class A1R [a],[b]	13,960
	M&T Equipment Notes,
449,021	5.74%, 7/15/2030, Series 2023-1A, Class A3 [a]	452,144
	Madison Park Funding XXIII, Ltd.,
406,853	(TSFR3M + 1.232%), 5.55%, 7/27/2031, Series 2017-23A, Class AR [a],[b]	407,257
	Madison Park Funding XXIV, Ltd.,
750,000	(TSFR3M + 1.550%), 5.88%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	750,428
	Marathon CLO XIII, Ltd.,
281,678	(TSFR3M + 1.200%), 5.52%, 4/15/2032, Series 2019-1A, Class AAR2 [a],[b]	281,681
	Neuberger Berman Loan Advisers CLO 35, Ltd.,
247,169	(TSFR3M + 1.050%), 5.38%, 1/19/2033, Series 2019-35A, Class ARR [a],[b]	246,797
	Neuberger Berman Loan Advisers CLO, Ltd.,
370,000	(TSFR3M + 1.150%), 5.47%, 7/25/2035, Series 2022-49A, Class AR [a],[b]	370,157
	Newark BSL CLO 2, Ltd.,
88,281	(TSFR3M + 1.232%), 5.55%, 7/25/2030, Series 2017-1A, Class A1R [a],[b]	88,331
	Nissan Auto Receivables Owner Trust,
45,817	5.47%, 12/15/2026, Series 2024-A, Class A2A	45,881
	Northwoods Capital XII-B, Ltd.,
214,208	(TSFR3M + 1.190%), 5.23%, 6/15/2031, Series 2018-12BA, Class AR [a],[b]	213,989
	OCCU Auto Receivables Trust,
500,000	4.82%, 4/17/2028, Series 2025-1A, Class A2 [a]	501,386
400,000	6.29%, 9/17/2029, Series 2023-1A, Class A4 [a]	409,254
	OCP CLO, Ltd.,
643,071	(TSFR3M + 1.262%), 5.59%, 4/10/2033, Series 2019-16A, Class AR [a],[b]	643,449
	Octagon Investment Partners 36, Ltd.,
303,711	(TSFR3M + 1.232%), 5.55%, 4/15/2031, Series 2018-1A, Class A1 [a],[b]	303,721
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	Octagon Investment Partners 39, Ltd.,
$260,564	(TSFR3M + 1.150%), 5.48%, 10/20/2030, Series 2018-3A, Class AR [a],[b]	$260,561
	Octane Receivables Trust,
122,704	6.44%, 3/20/2029, Series 2023-3A, Class A2 [a]	123,499
	OneMain Financial Issuance Trust,
948,431	1.75%, 9/14/2035, Series 2020-2A, Class A [a]	932,102
	OZLM XVII, Ltd.,
147,081	(TSFR3M + 1.150%), 5.48%, 7/20/2030, Series 2017-17A, Class A1RR [a],[b]	147,077
	OZLM XXI, Ltd.,
509,329	(TSFR3M + 1.150%), 5.48%, 1/20/2031, Series 2017-21A, Class A1R [a],[b]	509,319
	Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust,
486,546	6.09%, 11/15/2031, Series 2024-6, Class A [a]	489,974
	Palmer Square Loan Funding, Ltd.,
357,161	(TSFR3M + 1.050%), 5.37%, 10/15/2032, Series 2024-1A, Class A1 [a],[b]	357,697
250,000	(TSFR3M + 1.400%), 5.69%, 7/15/2033, Series 2025-2A, Class A2 [a],[b]	250,010
	Rad CLO 14, Ltd.,
250,000	(TSFR3M + 1.432%), 5.75%, 1/15/2035, Series 2021-14A, Class A [a],[b]	250,089
	Rad CLO 7, Ltd.,
400,000	(TSFR3M + 1.350%), 5.67%, 4/17/2036, Series 2020-7A, Class A1R [a],[b]	400,400
	Republic Finance Issuance Trust,
83,502	2.30%, 12/22/2031, Series 2021-A, Class A [a]	83,323
	Rockford Tower CLO, Ltd.,
578,884	(TSFR3M + 1.130%), 5.33%, 8/20/2032, Series 2019-2A, Class AR2 [a],[b]	579,595
	Santander Bank Auto Credit-Linked Notes,
250,000	4.97%, 1/18/2033, Series 2024-B, Class B [a]	251,346
19,798	6.49%, 6/15/2033, Series 2023-A, Class B [a]	19,844
	Santander Drive Auto Receivables Trust,
406,481	4.76%, 8/16/2027, Series 2025-1, Class A2	406,735
15,649	4.98%, 2/15/2028, Series 2023-1, Class B	15,652
382,443	3.76%, 7/16/2029, Series 2022-2, Class C	381,679
	Shackleton CLO, Ltd.,
31,958	(TSFR3M + 1.362%), 5.60%, 5/7/2031, Series 2014-5RA, Class A [a],[b]	31,972
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	SLM Private Credit Student Loan Trust,
$133,944	(TSFR3M + 0.662%), 4.70%, 6/15/2033, Series 2004-A, Class A3 [b]	$133,476
	SMB Private Education Loan Trust,
41,046	(TSFR1M + 0.864%), 5.01%, 10/15/2035, Series 2017-B, Class A2B [a],[b]	41,024
	SoFi Consumer Loan Program Trust,
500,000	4.47%, 8/15/2034, Series 2025-3, Class A [a]	501,015
	Sound Point CLO II, Ltd.,
751,930	(TSFR3M + 1.332%), 5.65%, 1/26/2031, Series 2013-1A, Class A1R [a],[b]	752,486
	Symphony CLO XV, Ltd.,
347,929	(TSFR3M + 1.100%), 5.42%, 1/16/2032, Series 2018-20A, Class AR2 [a],[b]	347,965
210,316	(TSFR3M + 1.342%), 5.66%, 1/17/2032, Series 2014-15A, Class AR3 [a],[b]	210,510
	THL Credit Wind River CLO, Ltd.,
327,924	(TSFR3M + 1.200%), 5.53%, 10/20/2030, Series 2015-1A, Class A1R3 [a],[b]	328,007
	Tiaa CLO III, Ltd.,
115,784	(TSFR3M + 1.412%), 5.73%, 1/16/2031, Series 2017-2A, Class A [a],[b]	115,810
	TIAA CLO IV, Ltd.,
153,813	(TSFR3M + 1.140%), 5.47%, 1/20/2032, Series 2018-1A, Class A1AR [a],[b]	153,867
	Tricolor Auto Securitization Trust,
455,451	5.12%, 1/16/2029, Series 2025-2A, Class A [a]	328,209
	Tricon American Homes,
365,000	2.05%, 7/17/2038, Series 2020- SFR1, Class B [a]	357,750
800,000	2.25%, 7/17/2038, Series 2020- SFR1, Class C [a]	784,681
	Tricon Residential Trust,
750,000	2.24%, 7/17/2038, Series 2021- SFR1, Class B [a]	735,725
259,135	3.86%, 4/17/2039, Series 2022- SFR1, Class A [a]	257,147
248,714	(TSFR1M + 1.100%), 5.25%, 3/17/2042, Series 2025-SFR1, Class A [a],[b]	249,191
	Venture 37 CLO, Ltd.,
81,822	(TSFR3M + 1.250%), 5.57%, 7/15/2032, Series 2019-37A, Class A1RR [a],[b]	81,831
	Venture 42 CLO, Ltd.,
250,000	(TSFR3M + 1.392%), 5.71%, 4/15/2034, Series 2021-42A, Class A1A [a],[b]	250,159
	Venture XXVIII CLO, Ltd.,
61,407	(TSFR3M + 1.252%), 5.58%, 7/20/2030, Series 2017-28A, Class A1R [a],[b]	61,415
Principal Amount	Long-Term Fixed Income 97.2%	Value
Asset-Backed Securities 23.3% – continued
	Vibrant CLO XI, Ltd.,
$143,601	(TSFR3M + 1.382%), 5.71%, 7/20/2032, Series 2019-11A, Class A1R1 [a],[b]	$143,505
	Wellfleet CLO, Ltd.,
442,318	(TSFR3M + 1.200%), 5.52%, 4/15/2033, Series 2020-1A, Class A1AR [a],[b]	442,652
	Wellman Park CLO, Ltd.,
500,000	(TSFR3M + 1.350%), 5.67%, 7/15/2037, Series 2021-1A, Class AR [a],[b]	501,009
	Wheels Fleet Lease Funding 1 LLC,
349,684	6.46%, 8/18/2038, Series 2023-2A, Class A [a]	354,597
	World Omni Auto Receivables Trust,
200,000	1.90%, 3/15/2028, Series 2022-A, Class A4	198,228
	Total	41,623,282
Basic Materials 1.5%
	DuPont de Nemours, Inc.,
100,000	4.49%, 11/15/2025	99,964
	Ecolab, Inc.,
750,000	4.30%, 6/15/2028	755,978
	Georgia-Pacific LLC,
250,000	4.40%, 6/30/2028 [a]	252,137
	Glencore Funding LLC,
400,000	1.63%, 4/27/2026 [a]	393,912
200,000	(SOFRINDEX + 0.750%), 4.90%, 10/1/2026 [a],[b]	200,436
	International Flavors & Fragrances, Inc.,
1,000,000	1.83%, 10/15/2027 [a]	951,379
	Total	2,653,806
Collateralized Mortgage Obligations 1.6%
	CHNGE Mortgage Trust,
452,874	6.53%, 6/25/2058, Series 2023-2, Class A1 [a],[c]	454,575
	CSMC Trust,
93,040	3.66%, 10/25/2059, Series 2019- NQM1, Class A1 [a],[c]	92,036
	GS Mortgage-Backed Securities Trust,
430,765	6.00%, 9/25/2054, Series 2024-PJ5, Class A7 [a],[b]	432,799
	PRKCM Trust,
621,472	6.60%, 2/25/2058, Series 2023- AFC1, Class A1 [a],[c]	622,308
568,524	6.58%, 9/25/2058, Series 2023- AFC3, Class A1 [a],[c]	574,062
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[c]	150,589
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[c]	201,319
	Verus Securitization Trust,
386,726	6.74%, 3/25/2068, Series 2023-3, Class A3 [a],[c]	387,888
	Total	2,915,576
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Commercial Mortgage-Backed Securities 1.5%
	Bank,
$157,992	3.42%, 5/15/2050, Series 2017- BNK4, Class ASB	$157,213
	Bank of America Merrill Lynch Commercial Mortgage Trust,
721,782	3.37%, 2/15/2050, Series 2017- BNK3, Class ASB	718,070
	Benchmark Mortgage Trust,
51,295	5.96%, 7/15/2056, Series 2023-V3, Class A1	52,076
	CD Mortgage Trust,
340,110	3.22%, 8/15/2050, Series 2017-CD5, Class AAB	337,814
	Citigroup Commercial Mortgage Trust,
120,440	3.05%, 4/10/2049, Series 2016- GC37, Class A3	120,118
82,752	2.98%, 11/15/2049, Series 2016-C3, Class AAB	82,444
	CSAIL Commercial Mortgage Trust,
134,675	3.76%, 11/15/2048, Series 2016-C5, Class A5	134,212
	GS Mortgage Securities Trust,
137,010	2.78%, 10/10/2049, Series 2016- GS3, Class AAB	136,477
289,770	3.47%, 3/10/2050, Series 2017-GS5, Class AAB	288,193
	Morgan Stanley Bank of America Merrill Lynch Trust,
117,673	3.27%, 1/15/2049, Series 2016-C28, Class A3	117,406
	UBS Commercial Mortgage Trust,
468,683	3.26%, 8/15/2050, Series 2017-C2, Class ASB	465,294
	Total	2,609,317
Communication Services 1.4%
	Discovery Communications LLC,
81,000	3.95%, 3/20/2028	79,076
	Expedia Group, Inc.,
100,000	5.00%, 2/15/2026	100,004
	NTT Finance Corp.,
500,000	4.57%, 7/16/2027 [a]	503,606
1,000,000	(SOFRRATE + 1.080%), 5.41%, 7/16/2028 [a],[b]	1,010,477
	Paramount Global,
250,000	2.90%, 1/15/2027	244,866
	Rogers Communications, Inc.,
400,000	3.20%, 3/15/2027	394,296
	Sprint LLC,
200,000	7.63%, 3/1/2026	200,447
	Total	2,532,772
Consumer Discretionary 8.5%
	Air Canada,
400,000	3.88%, 8/15/2026 [a]	396,370
	American Honda Finance Corp.,
400,000	(SOFRRATE + 0.500%), 4.83%, 10/10/2025 [b]	400,032
500,000	(SOFRRATE + 0.870%), 5.20%, 7/9/2027 [b]	502,141
200,000	(SOFRRATE + 0.820%), 5.03%, 3/3/2028 [b]	200,210
Principal Amount	Long-Term Fixed Income 97.2%	Value
Consumer Discretionary 8.5% – continued
	BMW U.S. Capital LLC,
$200,000	(SOFRINDEX + 0.780%), 4.94%, 3/19/2027 [a],[b]	$200,894
1,000,000	(SOFRRATE + 0.710%), 4.98%, 8/11/2027 [a],[b]	1,004,421
	Daimler Truck Finance North America LLC,
1,000,000	4.30%, 8/12/2027 [a]	1,002,479
	Delta Air Lines, Inc.,
250,000	7.38%, 1/15/2026	251,198
500,000	4.95%, 7/10/2028	506,068
	Ford Motor Credit Co. LLC,
1,100,000	6.95%, 3/6/2026	1,108,759
	General Motors Financial Co., Inc.,
400,000	5.25%, 3/1/2026	400,654
450,000	5.40%, 4/6/2026	452,479
500,000	(SOFRINDEX + 1.170%), 5.52%, 4/4/2028 [b]	500,708
	Honda Motor Co., Ltd.,
1,000,000	4.44%, 7/8/2028	1,005,727
	Hyundai Capital America,
1,100,000	(SOFRRATE + 0.990%), 5.14%, 3/25/2027 [a],[b]	1,104,596
500,000	(SOFRRATE + 1.120%), 5.27%, 6/23/2027 [a],[b]	503,333
	Las Vegas Sands Corp.,
300,000	3.50%, 8/18/2026	297,508
300,000	5.63%, 6/15/2028	306,705
	O'Reilly Automotive, Inc.,
250,000	5.75%, 11/20/2026	254,310
	PACCAR Financial Corp.,
500,000	4.00%, 8/8/2028	501,329
	Royal Caribbean Cruises, Ltd.,
350,000	5.50%, 8/31/2026 [a]	351,460
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	202,527
	Target Corp.,
750,000	4.35%, 6/15/2028	757,459
	Toyota Motor Credit Corp.,
500,000	(SOFRRATE + 0.650%), 4.81%, 3/19/2027 [b]	501,692
250,000	(SOFRRATE + 0.710%), 4.96%, 5/14/2027 [b]	251,537
	United Airlines, Inc.,
400,000	4.38%, 4/15/2026 [a]	399,386
	Volkswagen Group of America Finance LLC,
1,100,000	1.25%, 11/24/2025 [a]	1,094,782
200,000	(SOFRRATE + 1.060%), 5.21%, 3/25/2027 [a],[b]	200,787
500,000	4.45%, 9/11/2027 [a]	501,214
	Warnermedia Holdings, Inc.,
79,000	3.76%, 3/15/2027	77,914
	Total	15,238,679
Consumer Staples 6.6%
	Alcon Finance Corp.,
350,000	2.75%, 9/23/2026 [a]	345,441
	Altria Group, Inc.,
450,000	4.88%, 2/4/2028	457,288
	Amgen, Inc.,
350,000	2.60%, 8/19/2026	345,514
	BAT Capital Corp.,
350,000	3.22%, 9/6/2026	347,303
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Consumer Staples 6.6% – continued
	Baxter International, Inc.,
$350,000	2.60%, 8/15/2026	$345,179
	Becton Dickinson & Co.,
450,000	3.70%, 6/6/2027	446,964
	Bunge, Ltd. Finance Corp.,
300,000	3.25%, 8/15/2026	297,818
	Campbell's Co.,
500,000	5.20%, 3/19/2027	507,723
	Cargill, Inc.,
500,000	0.75%, 2/2/2026 [a]	494,198
	Centene Corp.,
100,000	4.25%, 12/15/2027	98,202
	Conagra Brands, Inc.,
500,000	1.38%, 11/1/2027	471,000
	CVS Health Corp.,
450,000	2.88%, 6/1/2026	445,810
	Danone SA,
400,000	2.95%, 11/2/2026 [a]	395,218
	Eli Lilly & Co.,
500,000	4.00%, 10/15/2028	500,865
	ERAC USA Finance LLC,
500,000	3.80%, 11/1/2025 [a]	499,533
	GE HealthCare Technologies, Inc.,
300,000	5.65%, 11/15/2027	309,193
	Global Payments, Inc.,
350,000	2.15%, 1/15/2027	341,032
	HCA, Inc.,
500,000	5.00%, 3/1/2028	509,201
	Imperial Brands Finance plc,
350,000	3.50%, 7/26/2026 [a]	347,618
250,000	4.50%, 6/30/2028 [a]	251,606
	Kraft Heinz Foods Co.,
550,000	3.00%, 6/1/2026	545,412
	Laboratory Corp. of America Holdings,
400,000	1.55%, 6/1/2026	393,289
	Mars, Inc.,
200,000	4.45%, 3/1/2027 [a]	201,411
	Molson Coors Beverage Co.,
250,000	3.00%, 7/15/2026	247,790
	Mondelez International Holdings Netherlands BV,
300,000	1.25%, 9/24/2026 [a]	291,941
	PayPal Holdings, Inc.,
100,000	(SOFRRATE + 0.670%), 4.87%, 3/6/2028 [b]	100,175
	PepsiCo, Inc.,
500,000	4.10%, 1/15/2029	501,767
	Pernod Ricard SA,
300,000	3.25%, 6/8/2026 [a]	298,075
	Philip Morris International, Inc.,
500,000	(SOFRRATE + 0.830%), 5.12%, 4/28/2028 [b]	503,239
	Shire Acquisitions Investments Ireland DAC,
350,000	3.20%, 9/23/2026	347,275
	Universal Health Services, Inc.,
100,000	1.65%, 9/1/2026	97,635
	Viterra Finance BV,
350,000	2.00%, 4/21/2026 [a]	343,624
	Zimmer Biomet Holdings, Inc.,
250,000	4.70%, 2/19/2027	251,784
	Total	11,880,123
Principal Amount	Long-Term Fixed Income 97.2%	Value
Energy 1.4%
	APA Corp.,
$243,000	4.38%, 10/15/2028	$236,892
	Continental Resources, Inc.,
400,000	2.27%, 11/15/2026 [a]	389,923
	EOG Resources, Inc.,
500,000	4.40%, 7/15/2028	504,592
	EQT Corp.,
500,000	6.50%, 7/1/2027	511,878
	Ovintiv, Inc.,
400,000	5.38%, 1/1/2026	400,044
	Repsol E&P Capital Markets U.S. LLC,
500,000	4.81%, 9/16/2028 [a]	502,165
	Total	2,545,494
Financials 32.1%
	ABN AMRO Bank NV,
1,000,000	4.20%, 7/7/2028 [a]	1,003,123
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
800,000	2.45%, 10/29/2026	785,988
	Aircastle, Ltd.,
450,000	4.25%, 6/15/2026	449,536
	Ally Financial, Inc.,
450,000	5.75%, 11/20/2025	450,267
100,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	102,358
	American Express Co.,
200,000	(SOFRINDEX + 0.970%), 5.27%, 7/28/2027 [b]	200,875
750,000	(SOFRRATE + 1.260%), 5.56%, 4/25/2029 [b]	760,499
	American Tower Corp.,
500,000	3.38%, 10/15/2026	496,345
	ARES Capital Corp.,
300,000	2.88%, 6/15/2027	292,770
	Ares Strategic Income Fund,
250,000	5.45%, 9/9/2028 [a]	251,950
	Athene Global Funding,
150,000	5.62%, 5/8/2026 [a]	151,273
	Australia & New Zealand Banking Group, Ltd.,
1,000,000	(SOFRRATE + 0.620%), 4.80%, 6/18/2028 [a],[b]	1,003,910
	Aviation Capital Group LLC,
400,000	3.50%, 11/1/2027 [a]	392,838
	Banco Santander SA,
200,000	(SOFRRATE + 1.120%), 5.45%, 7/15/2028 [b]	201,259
	Bank of America Corp.,
750,000	(TSFR3M + 1.774%), 3.71%, 4/24/2028 [b]	745,162
500,000	(SOFRRATE + 1.110%), 5.38%, 5/9/2029 [b]	503,527
500,000	(SOFRRATE + 1.010%), 5.31%, 1/24/2031 [b]	500,685
	Bank of Montreal,
550,000	(SOFRRATE + 0.880%), 4.57%, 9/10/2027 [b]	551,890
350,000	(5 yr. USD Swap + 1.432%), 3.80%, 12/15/2032 [b]	343,801
	Bank of New York Mellon Corp.,
1,000,000	(SOFRINDEX + 0.680%), 4.87%, 6/9/2028 [b]	1,002,433
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Financials 32.1% – continued
	Bank of Nova Scotia,
$1,000,000	(SOFRRATE + 0.760%), 4.94%, 9/15/2028, Series I [b]	$1,000,414
	Banque Federative du Credit Mutuel SA,
750,000	(SOFRRATE + 0.990%), 5.31%, 10/16/2028 [a],[b]	752,307
	Barclays plc,
1,100,000	5.20%, 5/12/2026	1,105,230
300,000	(CMT 1Y + 3.050%), 7.33%, 11/2/2026 [b]	300,691
	Blackstone Private Credit Fund,
250,000	2.63%, 12/15/2026	244,107
	Blackstone Secured Lending Fund,
450,000	2.75%, 9/16/2026	442,943
	Blue Owl Capital Corp.,
100,000	3.40%, 7/15/2026	99,082
	Blue Owl Credit Income Corp.,
300,000	7.75%, 9/16/2027	315,225
	Blue Owl Technology Finance Corp.,
350,000	6.10%, 3/15/2028 [a]	354,500
	BNP Paribas SA,
350,000	(SOFRRATE + 1.004%), 1.32%, 1/13/2027 [a],[b]	346,804
400,000	(5 yr. USD Swap + 1.483%), 4.38%, 3/1/2033 [a],[b]	395,252
	Boston Properties LP,
300,000	2.75%, 10/1/2026	295,220
	Brown & Brown, Inc.,
750,000	4.70%, 6/23/2028	757,161
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	503,501
	Canadian Imperial Bank of Commerce,
1,000,000	(SOFRRATE + 0.800%), 5.00%, 9/8/2028 [b]	1,001,330
100,000	(SOFRRATE + 1.030%), 5.18%, 3/30/2029 [b]	100,592
	Capital One Financial Corp.,
450,000	(SOFRRATE + 0.855%), 1.88%, 11/2/2027 [b]	438,467
	Citibank NA,
500,000	4.58%, 5/29/2027	504,424
	Citigroup, Inc.,
450,000	4.45%, 9/29/2027	451,832
500,000	(SOFRRATE + 1.143%), 5.41%, 5/7/2028 [b]	503,412
400,000	(SOFRRATE + 0.870%), 5.07%, 3/4/2029 [b]	400,061
	Commonwealth Bank of Australia,
500,000	(SOFRRATE + 0.640%), 4.84%, 3/14/2028 [a],[b]	502,477
	Cooperatieve Rabobank UA,
250,000	(SOFRRATE + 0.590%), 4.81%, 5/27/2027 [b]	250,774
300,000	(SOFRINDEX + 0.890%), 5.21%, 10/17/2029 [b]	301,663
	Corebridge Financial, Inc.,
1,300,000	3.65%, 4/5/2027	1,288,843
	Crown Castle, Inc.,
450,000	1.05%, 7/15/2026	438,786
	Deutsche Bank AG,
400,000	(SOFRRATE + 2.520%), 7.15%, 7/13/2027 [b]	408,561
Principal Amount	Long-Term Fixed Income 97.2%	Value
Financials 32.1% – continued
$250,000	(SOFRRATE + 1.210%), 5.54%, 1/10/2029 [b]	$251,243
	Extra Space Storage LP,
300,000	3.50%, 7/1/2026	298,607
	F&G Global Funding,
750,000	4.65%, 9/8/2028 [a]	752,655
	Fortitude Global Funding,
500,000	4.63%, 10/6/2028 [a],[d]	500,316
	Goldman Sachs Group, Inc.,
550,000	4.25%, 10/21/2025	549,638
1,600,000	(SOFRRATE + 1.290%), 5.59%, 4/23/2028 [b]	1,614,048
	Goldman Sachs Private Credit Corp.,
200,000	5.88%, 5/6/2028 [a]	202,973
	Golub Capital BDC, Inc.,
300,000	2.50%, 8/24/2026	294,728
	HPS Corporate Lending Fund,
250,000	5.30%, 6/5/2027 [a]	251,332
250,000	4.90%, 9/11/2028 [a]	248,713
	HSBC Holdings plc,
200,000	(SOFRRATE + 1.030%), 5.25%, 3/3/2029 [b]	200,761
	HSBC USA, Inc.,
750,000	4.65%, 6/3/2028	760,606
	ING Groep NV,
700,000	(SOFRINDEX + 1.010%), 5.16%, 3/25/2029 [b]	703,469
	JPMorgan Chase & Co.,
1,500,000	(SOFRRATE + 1.190%), 5.04%, 1/23/2028 [b]	1,517,013
650,000	(SOFRRATE + 0.800%), 5.10%, 1/24/2029, Series FRN [b]	650,722
	KeyCorp,
350,000	2.25%, 4/6/2027	340,022
	Lloyds Banking Group plc,
200,000	(SOFRINDEX + 1.060%), 5.30%, 11/26/2028 [b]	201,078
500,000	(SOFRRATE + 1.060%), 5.24%, 6/13/2029 [b]	501,950
	LPL Holdings, Inc.,
350,000	4.90%, 4/3/2028	353,784
	Macquarie Airfinance Holdings, Ltd.,
350,000	5.20%, 3/27/2028 [a]	355,964
	Macquarie Group, Ltd.,
745,000	(SOFRRATE + 0.995%), 1.94%, 4/14/2028 [a],[b]	718,600
	Manufacturers & Traders Trust Co.,
750,000	(SOFRRATE + 0.950%), 4.76%, 7/6/2028 [b]	757,225
	Morgan Stanley,
500,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	489,385
1,150,000	3.59%, 7/22/2028 [b]	1,137,898
350,000	(SOFRRATE + 1.380%), 5.70%, 4/12/2029 [b]	355,255
	Morgan Stanley Private Bank NA,
500,000	(SOFRRATE + 0.770%), 4.47%, 7/6/2028 [b]	502,804
500,000	(SOFRRATE + 0.770%), 5.10%, 7/6/2028 [b]	501,618
	National Bank of Canada,
550,000	(SOFRRATE + 0.557%), 4.70%, 3/5/2027 [b]	550,766
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Financials 32.1% – continued
	National Securities Clearing Corp.,
$500,000	(SOFRRATE + 0.570%), 4.81%, 5/20/2027 [a],[b]	$501,912
	Nationwide Building Society,
1,000,000	(SOFRRATE + 1.070%), 5.40%, 7/14/2029 [a],[b]	1,001,580
	NatWest Group plc,
450,000	(SOFRRATE + 1.250%), 5.47%, 3/1/2028 [b]	453,018
250,000	(SOFRRATE + 1.100%), 5.33%, 5/23/2029 [b]	251,039
	NatWest Markets plc,
500,000	(SOFRRATE + 0.950%), 5.10%, 3/21/2028 [a],[b]	502,069
	New York Life Global Funding,
350,000	(SOFRRATE + 0.880%), 5.18%, 4/25/2028 [a],[b]	352,693
	North Haven Private Income Fund LLC,
500,000	5.13%, 9/25/2028 [a]	497,417
	Omega Healthcare Investors, Inc.,
450,000	5.25%, 1/15/2026	450,117
	PNC Bank NA,
500,000	(SOFRRATE + 0.630%), 4.54%, 5/13/2027 [b]	500,776
500,000	(SOFRRATE + 0.730%), 5.04%, 7/21/2028 [b]	500,785
	PNC Financial Services Group, Inc.,
650,000	(SOFRINDEX + 1.085%), 4.76%, 1/26/2027 [b]	650,702
	Reinsurance Group of America, Inc.,
350,000	3.95%, 9/15/2026	349,641
	Royal Bank of Canada,
350,000	(SOFRINDEX + 0.720%), 4.51%, 10/18/2027 [b]	351,189
250,000	(SOFRINDEX + 0.830%), 5.13%, 1/24/2029 [b]	250,329
1,000,000	(SOFRINDEX + 0.880%), 5.15%, 8/6/2029 [b]	1,001,976
	Santander Holdings USA, Inc.,
100,000	(SOFRRATE + 1.610%), 5.76%, 3/20/2029 [b]	101,051
	Santander U.K. Group Holdings plc,
200,000	(SOFRRATE + 0.989%), 1.67%, 6/14/2027 [b]	196,274
	Skandinaviska Enskilda Banken AB,
500,000	(SOFRRATE + 0.750%), 4.96%, 6/2/2028 [a],[b]	502,731
	Societe Generale SA,
250,000	(SOFRRATE + 1.410%), 5.74%, 4/13/2029 [a],[b]	251,539
	State Street Corp.,
750,000	(SOFRRATE + 0.950%), 5.25%, 4/24/2028 [b]	753,753
	Stellantis Financial Services U.S. Corp.,
500,000	4.95%, 9/15/2028 [a]	499,868
	Sumitomo Mitsui Financial Group, Inc.,
200,000	(SOFRRATE + 1.170%), 5.52%, 7/9/2029 [b]	202,178
	Sumitomo Mitsui Trust Bank, Ltd.,
1,000,000	(SOFRRATE + 0.750%), 4.97%, 9/11/2028 [a],[b]	1,003,350
	Svenska Handelsbanken AB,
250,000	4.38%, 5/23/2028 [a]	252,638
Principal Amount	Long-Term Fixed Income 97.2%	Value
Financials 32.1% – continued
	Toronto-Dominion Bank,
$700,000	(5 yr. USD Swap + 2.205%), 3.63%, 9/15/2031 [b]	$694,319
	Truist Bank,
500,000	(SOFRRATE + 0.590%), 4.67%, 5/20/2027 [b]	501,074
750,000	(SOFRRATE + 0.770%), 4.42%, 7/24/2028 [b]	753,200
	Truist Financial Corp.,
450,000	(SOFRRATE + 2.050%), 6.05%, 6/8/2027 [b]	455,222
	U.S. Bancorp,
750,000	(SOFRRATE + 1.430%), 5.73%, 10/21/2026 [b]	750,504
	U.S. Bank NA,
250,000	(SOFRRATE + 0.910%), 5.16%, 5/15/2028 [b]	250,972
	VICI Properties LP/VICI Note Co., Inc.,
350,000	4.50%, 9/1/2026 [a]	349,988
	Wells Fargo & Co.,
550,000	4.10%, 6/3/2026	549,568
1,000,000	(SOFRRATE + 1.370%), 5.67%, 4/23/2029 [b]	1,013,808
	Westpac Banking Corp.,
650,000	(5 yr. USD SOFR ICE Swap + 2.236%), 4.32%, 11/23/2031 [b]	648,105
	Weyerhaeuser Co.,
33,000	4.75%, 5/15/2026	33,088
	Zions Bancorp NA,
750,000	(SOFRRATE + 1.155%), 4.70%, 8/18/2028 [b]	752,331
	Total	57,388,125
Industrials 3.3%
	Amphenol Corp.,
500,000	4.38%, 6/12/2028	504,522
	Amrize Finance U.S. LLC,
200,000	4.60%, 4/7/2027 [a]	201,190
	BAE Systems plc,
400,000	5.00%, 3/26/2027 [a]	404,643
	Boeing Co.,
500,000	3.10%, 5/1/2026	496,654
500,000	2.25%, 6/15/2026	492,923
450,000	3.25%, 2/1/2028	439,523
	Caterpillar Financial Services Corp.,
250,000	(SOFRRATE + 0.520%), 4.73%, 3/3/2028 [b]	250,482
	Howmet Aerospace, Inc.,
400,000	5.90%, 2/1/2027	409,311
	John Deere Capital Corp.,
200,000	(SOFRRATE + 0.500%), 4.71%, 3/6/2028 [b]	200,378
	L3Harris Technologies, Inc.,
500,000	3.85%, 12/15/2026	498,447
	Lockheed Martin Corp.,
500,000	4.15%, 8/15/2028	503,118
	Molex Electronic Technologies LLC,
250,000	4.75%, 4/30/2028 [a]	252,449
	Regal Rexnord Corp.,
450,000	6.05%, 2/15/2026	452,178
	Siemens Funding BV,
500,000	4.35%, 5/26/2028 [a]	504,944
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Principal Amount	Long-Term Fixed Income 97.2%	Value
Industrials 3.3% – continued
	Spirit AeroSystems, Inc.,
$300,000	4.60%, 6/15/2028	$299,615
	Total	5,910,377
Mortgage-Backed Securities 4.4%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
263,059	3.00%, 12/25/2025, Series K053, Class A2	261,925
139,552	3.95%, 12/25/2029, Series K159, Class A1	139,064
	Federal Home Loan Mortgage Corp. REMICS,
105,464	1.75%, 6/15/2028, Series 4216, Class KC	103,705
239,833	(SOFR30A + 0.614%), 4.99%, 1/15/2032, Series 3218, Class FN [b]	239,480
226,514	1.50%, 5/15/2032, Series 4224, Class KA	224,124
422,430	3.00%, 4/15/2034, Series 4482, Class CA	418,123
158,942	3.00%, 6/15/2038, Series 4391, Class VB	158,292
39,010	4.00%, 9/15/2039, Series 3786, Class ED	38,928
110,728	3.50%, 8/15/2040, Series 4001, Class ML	109,768
589,880	6.00%, 11/25/2048, Series 5349, Class A	590,618
	Federal National Mortgage Association,
350,000	3.15%, 3/1/2026	347,973
345,872	3.11%, 5/1/2026	343,300
410,157	2.50%, 8/1/2032	403,073
	Federal National Mortgage Association REMICS,
88,815	1.50%, 9/25/2027, Series 2012-100, Class BA	86,983
155,382	1.50%, 9/25/2027, Series 2012-98, Class YM	152,085
104,225	1.50%, 1/25/2028, Series 2012-153, Class DA	101,940
163,016	1.50%, 1/25/2028, Series 2012-148, Class DC	159,797
844,311	2.25%, 7/25/2028, Series 2013-73, Class BL	831,238
61,799	3.50%, 1/25/2035, Series 2014-53, Class VB	61,528
362,760	(SOFR30A + 0.414%), 4.77%, 11/25/2036, Series 2006-108, Class FB [b]	359,645
236,873	3.00%, 8/25/2043, Series 2016-99, Class H	234,728
	Government National Mortgage Association REMICS,
185,843	3.50%, 9/20/2042, Series 2013-91, Class PB	184,607
1,166,897	(TSFR1M + 0.314%), 4.45%, 9/20/2043, Series 2013-135, Class FM [b]	1,158,114
Principal Amount	Long-Term Fixed Income 97.2%	Value
Mortgage-Backed Securities 4.4% – continued
$173,949	3.50%, 5/20/2045, Series 2018-122, Class HA	$172,806
1,014,221	5.00%, 1/20/2050, Series 2023-68, Class EA	1,014,531
	Total	7,896,375
Technology 2.5%
	Analog Devices, Inc.,
500,000	4.25%, 6/15/2028	503,502
	Dell International LLC/EMC Corp.,
400,000	6.02%, 6/15/2026	403,226
300,000	4.75%, 4/1/2028	304,399
	Fidelity National Information Services, Inc.,
350,000	1.15%, 3/1/2026	345,544
	Hewlett Packard Enterprise Co.,
450,000	4.45%, 9/25/2026	451,709
500,000	4.05%, 9/15/2027	499,071
	Oracle Corp.,
800,000	2.65%, 7/15/2026	790,613
	Synopsys, Inc.,
400,000	4.55%, 4/1/2027	402,352
	VMware LLC,
750,000	4.65%, 5/15/2027	750,307
	Total	4,450,723
U.S. Government & Agencies 7.2%
	U.S. Treasury Notes,
8,975,000	4.88%, 5/31/2026	9,034,740
3,850,000	1.38%, 8/31/2026	3,768,578
	Total	12,803,318
Utilities 1.9%
	Capital Power U.S. Holdings, Inc.,
250,000	5.26%, 6/1/2028 [a]	254,750
	Evergy Kansas Central, Inc.,
150,000	4.70%, 3/13/2028	151,832
	Georgia Power Co.,
500,000	4.00%, 10/1/2028	499,991
	Jersey Central Power & Light Co.,
350,000	4.30%, 1/15/2026 [a]	349,966
	NextEra Energy Capital Holdings, Inc.,
350,000	4.95%, 1/29/2026	350,889
1,000,000	4.69%, 9/1/2027	1,010,875
	Pacific Gas & Electric Co.,
300,000	3.15%, 1/1/2026	299,045
	Xcel Energy, Inc.,
400,000	3.35%, 12/1/2026	396,044
	Total	3,313,392
	Total Long-Term Fixed Income (Cost $173,057,800)	173,761,359

Shares or Principal Amount	Short-Term Investments 2.3%	Value
	Federal Home Loan Mortgage Corp. Discount Notes,
200,000	3.92%, 12/8/2025 [e],[f]	198,522
	Federal National Mortgage Association Discount Notes,
100,000	4.21%, 10/22/2025 [e],[f]	99,754
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Shares or Principal Amount	Short-Term Investments 2.3%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
3,786,679	4.09% [f]	$3,786,679
	Total Short-Term Investments (Cost $4,084,975)	4,084,955
	Total Investments (Cost $177,142,775) 99.5%	$177,846,314
	Other Assets and Liabilities, Net 0.5%	841,121
	Total Net Assets 100.0%	$178,687,435

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2025, the value of these investments was $69,314,355 or 38.8% of total net assets.

b
Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c
Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2025.

d	Denotes investments purchased on a when-issued or delayed- delivery basis.
e	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
ICE	–	Intercontinental Exchange
SOFR30A	–	Secured Overnight Financing Rate 30 Year Average
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$841,980
Gross unrealized depreciation	(163,808)
Net unrealized appreciation (depreciation)	$678,172
Cost for federal income tax purposes	$177,168,142
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Thrivent Ultra Short Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	41,623,282	—	41,623,282	—
Basic Materials	2,653,806	—	2,653,806	—
Collateralized Mortgage Obligations	2,915,576	—	2,915,576	—
Commercial Mortgage-Backed Securities	2,609,317	—	2,609,317	—
Communication Services	2,532,772	—	2,532,772	—
Consumer Discretionary	15,238,679	—	15,238,679	—
Consumer Staples	11,880,123	—	11,880,123	—
Energy	2,545,494	—	2,545,494	—
Financials	57,388,125	—	57,388,125	—
Industrials	5,910,377	—	5,910,377	—
Mortgage-Backed Securities	7,896,375	—	7,896,375	—
Technology	4,450,723	—	4,450,723	—
U.S. Government & Agencies	12,803,318	—	12,803,318	—
Utilities	3,313,392	—	3,313,392	—
Short-Term Investments	4,084,955	3,786,679	298,276	—
Total Investments at Value	$177,846,314	$3,786,679	$174,059,635	$—
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Thrivent Ultra Short Bond ETF's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,175	12,175	—	—
Total Asset Derivatives	$12,175	$12,175	$—	$—
The following table presents Ultra Short Bond ETF's futures contracts held as of September 30, 2025. Investments and/or cash totaling $298,276 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2 Yr. U.S. Treasury Notes	(65)	December 2025	$(13,547,759)	$1,861
CBOT 3 Yr. U.S. Treasury Notes	(62)	December 2025	(13,200,814)	10,314
Total Futures Short Contracts			$(26,748,573)	$12,175
Total Futures Contracts			$(26,748,573)	$12,175

Reference Description:
CBOT	–	Chicago Board of Trade
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of September 30, 2025, for Ultra Short Bond ETF Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$12,175
Total Interest Rate Contracts		12,175
Total Asset Derivatives		$12,175

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of September 30, 2025
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the year ended September 30, 2025, for Ultra Short Bond ETF Fund's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(69,248)
Total Interest Rate Contracts		(69,248)
Total		$(69,248)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the year ended September 30, 2025, for Ultra Short Bond ETF Fund's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	12,175
Total Interest Rate Contracts		12,175
Total		$12,175
The following table presents Ultra Short Bond ETF Fund's average volume of derivative activity during the year ended September 30, 2025.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts Futures - Short	$23,109,853
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent ETF Trust
Statement of Assets and Liabilities

As of September 30, 2025	Core Plus Bond ETF	Small-Mid Cap Equity ETF	Ultra Short Bond ETF
Assets
Investments in unaffiliated securities, at cost	$248,500,729	$544,671,718	$177,142,775
Investments in unaffiliated securities, at value	254,609,192	649,674,827	177,846,314
Dividends and interest receivable	2,244,464	128,073	1,385,454
Receivable for:
Investments sold	7,752,901	—	—
Total Assets	264,606,557	649,802,900	179,231,768
Liabilities
Cash overdraft	—	—	6
Payable for:
Investments purchased	16,501,255	1,773,811	499,930
Investment advisory fees	79,210	305,134	29,062
Variation margin on open futures contracts	—	—	15,335
Total Liabilities	16,580,465	2,078,945	544,333
Net Assets
Capital stock (beneficial interest)	240,887,722	546,093,724	177,859,629
Distributable earnings/(accumulated loss)	7,138,370	101,630,231	827,806
Total Net Assets	$248,026,092	$647,723,955	$178,687,435
Shares of beneficial interest outstanding	4,825,000	15,604,000	3,550,000
Net asset value per share	$51.40	$41.51	$50.33
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Operations

For the year ended September 30, 2025	Core Plus Bond ETF#	Small-Mid Cap Equity ETF	Ultra Short Bond ETF#
Investment Income
Dividend	$—	$3,612,033	$—
Interest	5,630,110	209,151	3,532,665
Foreign tax withholding	—	(1,564)	—
Total Investment Income	5,630,110	3,819,620	3,532,665
Expenses
Adviser fees	440,118	2,371,061	149,562
Total Net Expenses	440,118	2,371,061	149,562

Net Investment Income/(Loss)	5,189,992	1,448,559	3,383,103
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	926,522	(2,133,388)	116,784
In-kind redemptions	63,683	4,212,812	—
Futures contracts	—	—	(69,248)
Change in net unrealized appreciation/(depreciation) on:
Investments	6,108,463	76,785,438	703,539
Futures contracts	—	—	12,175
Net Realized and Unrealized Gains/(Losses)	7,098,668	78,864,862	763,250

Net Increase/(Decrease) in Net Assets Resulting From Operations	$12,288,660	$80,313,421	$4,146,353

#	For the period from February 19, 2025 (inception) through September 30, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Changes in Net Assets

For the periods ended	Core Plus Bond ETF# September 30, 2025	Small-Mid Cap Equity ETF September 30, 2025	Small-Mid Cap Equity ETF September 30, 2024	Ultra Short Bond ETF# September 30, 2025
Operations
Net investment income/(loss)	$5,189,992	$1,448,559	$874,009	$3,383,103
Net realized gains/(losses)	990,205	2,079,424	22,143,075	47,536
Change in net unrealized appreciation/(depreciation)	6,108,463	76,785,438	22,412,097	715,714
Net Change in Net Assets Resulting From Operations	12,288,660	80,313,421	45,429,181	4,146,353
Distributions to Shareholders
From net investment income/net realized gains	(5,051,568)	(953,019)	(840,025)	(3,288,625)
Total Distributions to Shareholders	(5,051,568)	(953,019)	(840,025)	(3,288,625)
Capital Stock Transactions
Sold	248,449,651	413,777,149	149,786,722	185,386,568
Redeemed	(7,660,651)	(59,955,301)	(113,194,880)	(7,556,861)
Total Capital Stock Transactions	240,789,000	353,821,848	36,591,842	177,829,707

Net Increase/(Decrease) in Net Assets	248,026,092	433,182,250	81,180,998	178,687,435
Net Assets, Beginning of Period	—	214,541,705	133,360,707	—
Net Assets, End of Period	$248,026,092	$647,723,955	$214,541,705	$178,687,435
Capital Stock Share Transactions
Sold	4,975,002	11,300,000	4,760,000	3,700,002
Redeemed	(150,002)	(1,560,000)	(3,690,000)	(150,002)
Total Capital Stock Share Transactions	4,825,000	9,740,000	1,070,000	3,550,000

#	For the period from February 19, 2025 (inception) through September 30, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
(1)
ORGANIZATION
Thrivent ETF Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 2, 2021, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940. The Trust is currently comprised of 3 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of two fixed-income Funds and one equity Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) in one or more series as the Trust's Board of Trustees (the "Board") may determine from time to time.
Prior to January 31, 2025, Thrivent Small-Mid Cap Equity ETF was named Thrivent Small-Mid Cap ESG ETF.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Funds record their investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Funds’ investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.
Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day. Money Market funds where the published daily NAV per share is not available on measurement date shall be fair valued using the NAV per share from the prior day.
The Board has chosen the Funds’ investment adviser Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities — The Funds may invest in certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange and are fair valued using pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes — No provision has been made for income taxes because the Funds’ policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more-likely-than-not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the "more-likely-than-not" recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds’ federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress, and none are expected at this time.
As of September 30, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position, or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
In December 2023, the FASB issued Accounting Standards Update ("ASU") 2023-09 - Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. The ASU is effective for the Core Plus Bond ETF and Ultra Short Bond ETF with their inception dates of February 19, 2025, and will be effective for Small-Mid Cap Equity ETF for the reporting year ending September 30, 2026.  At this time, management is evaluating the implications of these changes on the financial statements for Small-Mid Cap Equity ETF and does not expect a material impact. For Core Plus Bond ETF and Ultra Short Bond ETF there were no income taxes paid for the period ended September 30, 2025.
Foreign Income Taxes — Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are generally allocated among all appropriate affiliated funds in proportion to their respective net assets or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders — Dividend and capital gain distributions are recorded on the ex-dividend date. Net realized gains from securities transactions, if any,  are paid annually after the close of the fiscal year. In addition, the Funds may claim a portion of the payment to redeeming shareholders as a distribution for income tax purposes. Distributions to shareholders are recorded on the ex-dividend date.
The dividend distribution schedule is as follows:

Fund	Dividends Declared	Dividends Paid
Core Plus Bond ETF	Monthly	Monthly
Small-Mid Cap Equity ETF	Annually	Annually
Ultra Short Bond ETF	Monthly	Monthly
Derivatives —  The Funds may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts —  Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets

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Notes to Financial Statements
September 30, 2025
and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended September 30, 2025, Ultra Short Bond ETF used treasury futures to manage the duration and yield curve exposure of the respective Fund as compared to its benchmark.
Swap Agreements — Each Fund may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps — A credit default swap ("CDS") is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended September 30, 2025, the Funds did not engage in these types of transactions.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Mortgage Dollar Roll Transactions — Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

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Notes to Financial Statements
September 30, 2025
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. These purchase and sale transactions may increase portfolio turnover rate.
When-Issued and Delayed-Delivery Transactions — Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities — Certain Funds may invest in interest only and principal only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Contingent Liabilities — In the event of adversary action proceedings where the Funds are a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended September 30, 2025, no contingent liabilities were reported.
Litigation — Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3)
FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees — The Trust has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will pay all of the ordinary operating expenses of the Funds, except for (i) payments under the Fund’s Rule 12b-1 plan (if any), (ii) interest expense or other costs of a Fund’s borrowing(s) or financing activities, (iii) taxes and governmental fees, (iv) acquired fund fees and expenses, (v) broker’s commissions and any other transaction- or investment-related expenses incurred by or for a Fund, (vi) costs related to meetings of shareholders, (vii) litigation expenses, (viii) indemnification expenses, (ix) fees or expenses payable or other costs incurred in connection with a Fund’s securities lending program, (x) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles, (xi) extraordinary expenses, and (xii) such other expenses as approved by a majority of the Trust’s Board of Trustees.
The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment programs and manages the operations of the Funds under the general supervision of the Board. The Adviser will be paid an advisory fee from each of the Funds for its investment advisory services (fees are accrued daily and paid monthly) based on annual rates of fees as a percentage of average daily net assets under the investment advisory agreement as follows:

Fund	Advisory Fee Rate
Core Plus Bond ETF	0.39%
Small-Mid Cap Equity ETF	0.65%
Ultra Short Bond ETF	0.20%
Distribution Plan — ALPS Distributors, Inc. ("ALPS"), a Colorado corporation, is the distributor and principal underwriter of the Funds’

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Notes to Financial Statements
September 30, 2025
Shares.  ALPS serves as the distributor of aggregations of shares of the Funds known as “Creation Units”. ALPS is not entitled to compensation from the Trust for services provided under this agreement but receives compensation from the Adviser for its services.
Other Expenses —  The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street"), to provide transfer agency and dividend payment services, custodian and administration services necessary to the Funds. Under the transfer agency agreement, State Street performs shareholder services and acts as the dividend disbursing agent. Pursuant to administration agreement, State Street  provides certain accounting and administrative personnel and services to the Funds. Under the custody agreement, State Street provides custodian services for the Funds’ assets. Additionally, the Trust has entered into an agreement with Thrivent Financial Investor Services Inc., to provide primarily call center services and to assist in coordinating with other service providers for the distribution of the Funds’ regulatory filings to shareholders.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Adviser for services as a Trustee. In addition, the Adviser reimburses unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., the Adviser, Thrivent Financial Investor Services Inc. and Thrivent Distributors, LLC. Employees of the Adviser and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance by the Adviser.
Interfund Lending — The Fund may participate in an interfund lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Fund to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended September 30, 2025, no Fund borrowed cash through the interfund lending program.
(4)
SEGMENT REPORTING
In accordance with FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), management evaluates the Funds’ business activities to determine the segment reporting needed for the Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds' CODMs. Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5)
TAX INFORMATION
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis distributable earnings are primarily attributable to timing differences recognizing certain gains and losses on investment transactions, such as wash sales. At the end of the year, reclassifications between net assets accounts are made for differences that are permanent in nature. These differences relate to the tax treatment of in-kind transactions.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:

Fund	Distributable earnings/ (accumulated loss)	Capital Stock
Core Plus Bond ETF	$(98,722)	$98,722
Small-Mid Cap Equity ETF	(4,164,449)	4,164,449
Ultra Short Bond ETF	(29,922)	29,922
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gain
Core Plus Bond ETF	$1,058,712	$—
Small-Mid Cap Equity ETF	990,409	—
Ultra Short Bond ETF	149,634	—

*	Undistributed Ordinary Income includes income derived from short-term capital gains, if any.

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
At September 30, 2025,  the following Fund had accumulated net capital loss carryovers as follows:

Fund	Capital Loss Carryover
Small-Mid Cap Equity ETF	$3,364,321
To the extent that this Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2025, capital loss carryovers utilized by the Funds were as follows:

Fund	Capital Loss Carryover
Small-Mid Cap Equity ETF	$112,573
The tax character of distributions paid during the years ended September 30, 2025 and 2024 was as follows:

	Ordinary Income
Fund	09/30/2025	09/30/2024
Core Plus Bond ETF	$5,051,568	$—
Small-Mid Cap Equity ETF	953,019	840,025
Ultra Short Bond ETF	3,288,625	—
(6)
CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
The Funds issue and redeem shares on a continuous basis at NAV in large blocks of shares called “Creation Units”. A Creation Unit consists of 10,000 shares. Creation Units are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying securities basket. Investors such as market markers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for the Funds include both cash and in-kind transactions and are disclosed in detail in the Statement of Changes in Net Assets.
Transaction fees are imposed to cover the cost associated with the issuance and redemption of Creation Units. There is fixed and variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of the Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed, as part of a cash order, is applicable to each creation or redemption transaction and is paid to the Funds. Variable transaction fees received by the Funds are included in the Capital Share Transaction section of the Statement of Changes in Net Assets.
(7)
SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities — For the year ended September 30, 2025, the in-kind contributions and the in-kind redemptions were as follows:

Fund	In-kind Contributions	In-kind Redemptions
Core Plus Bond ETF	$—	$4,070,353
Small-Mid Cap Equity ETF	362,842,387	14,066,721
Ultra Short Bond ETF	4,558,715	—
The cost of purchases and the proceeds from sales, other than U.S. Government securities, were as follows:

Fund	Purchases	Sales
Core Plus Bond ETF	$151,750,219	$21,844,732
Small-Mid Cap Equity ETF	292,179,623	293,593,002
Ultra Short Bond ETF	177,856,287	39,843,313
Purchases and sales of U.S. Government securities were:

Fund	Purchases	Sales
Core Plus Bond ETF	$180,318,772	$69,414,990
Ultra Short Bond ETF	14,384,614	3,715,766
(8)
SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended September 30, 2025, the Funds did not engage in these types of transactions.
(9)
SUBSEQUENT EVENTS
The Adviser has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(10)
PRINCIPAL RISKS
Investing in the Funds involves risks. The following is an alphabetical list of significant risks associated with investing in the Funds. Refer to the prospectus for risks specific to each Fund.
Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Conflicts of Interest Risk. An investment in the Funds is subject to a number of actual or potential conflicts of interest. The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Funds. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.
The Adviser or its affiliates may provide services to the Funds for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in investments affiliated with the Adviser. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of a Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates. The Adviser and its affiliates have no obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with a Fund. The portfolio compositions and performance results of a Fund therefore will differ from other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s other clients are proprietary or pay them higher fees or performance-based fees. Further, the activities in which the Adviser and its affiliates are involved on behalf of other accounts could limit or preclude the flexibility that a Fund could otherwise have to participate in certain investments.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk. The Funds and their service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•   The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
•   Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.
•   The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•   Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Financial Sector Risk. To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or      imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S.

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk. The Funds are actively managed and the success of their investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Funds invest. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause the Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Thrivent ETF Trust

Notes to Financial Statements
September 30, 2025
New and Smaller Sized Fund Risk. The Funds are new and have a limited operating history as an ETF for investors to evaluate and may not be successful in implementing its investment strategies. The Funds may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Regulatory Risk. Legal, tax, and regulatory developments may adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of a Fund and the returns generated from securities in a Fund.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent ETF Trust
Financial Highlights

	Per Share Outstanding Throughout Each Period*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period*	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
Core Plus Bond ETF
Period Ended September 30, 2025 (d),#	$50.00	$1.42	$1.23	$2.65	$(1.25)	$—
Small-Mid Cap Equity ETF
Year Ended September 30, 2025 (d)	36.59	0.15	4.91	5.06	(0.14)	—
Year Ended September 30, 2024 (d)	27.82	0.18	8.75	8.93	(0.16)	—
Period Ended September 30, 2023 (d),##	25.00	0.18	2.68	2.86	(0.04)	—
Ultra Short Bond ETF
Period Ended September 30, 2025 (d),#	50.00	1.39	0.18	1.57	(1.24)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates. Additional information can be found in the accompanying Notes to Financial Statements

(d)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.
#	For the period from February 19, 2025 (inception) through September 30, 2025.
##	For the period from October 5, 2022 (inception) through September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Financial Highlights

		Ratios/Supplemental Data
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses **
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/ (Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover rate(c)

$(1.25)	$51.40	5.38%	$248.0	0.39%	4.57%	0.39%	4.57%	52%

(0.14)	41.51	13.88%	647.7	0.65%	0.40%	0.65%	0.40%	80%
(0.16)	36.59	32.21%	214.5	0.65%	0.55%	0.65%	0.55%	58%
(0.04)	27.82	7.65%	133.4	0.65%	0.67%	0.65%	0.67%	47%

(1.24)	50.33	3.18%	178.7	0.20%	4.50%	0.20%	4.50%	43%
The accompanying Notes to Financial Statements are an integral part of this statement.

Federal Tax Information

(unaudited)
Shareholder Notification of Federal Tax Information
Small-Mid Cap Equity ETF designates 100% of dividends declared from net investment income as dividends qualifying for the 70% dividends received deduction for corporations and 100% as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the tax period ending September 30, 2025.

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
None during the registrant's most recent fiscal half-year.

8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)	Change in the registrant’s independent public accountant: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 25, 2025	Thrivent ETF Trust

	By:	/s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 25, 2025	By:	/s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date: November 25, 2025	By:	/s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)